UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

Strategic Partners International Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 97.6%
Common Stocks — 97.0%
Australia — 1.2%
Macquarie Bank Ltd.	59,749	$2,831,847

Austria — 1.3%
Erste Bank der Oesterreichischen Sparkassen AG	34,642	1,998,384
Raiffeisen International Bank Holding AG *	13,800	1,185,315

		3,183,699

Brazil — 2.2%
Companhia de Concessoes Rodviarias (CCR)	92,000	864,813
Gol-Linhas Aereas Inteligentes SA (a)	31,300	1,002,226
Localiza Rent A Car SA	21,700	443,875
Natura Cosmeticos SA	57,400	641,149
Petroleo Brasileiro SA	118,200	2,442,238

		5,394,301

Canada — 4.8%
Cameco Corp.	61,300	2,442,359
Canadian National Railway Co.	41,200	1,658,266
Manulife Financial Corp.	123,900	3,907,388
Shoppers Drug Mart Corp.	29,300	1,139,171
Suncor Energy, Inc.	31,500	2,539,874

		11,687,058

China — 0.4%
Focus Media Holding Ltd., ADR	17,100	1,070,631

Columbia — 0.3%
Bancolombia SA, ADR	29,400	793,212

France — 10.5%
BNP Paribas	43,420	4,226,411
Essilor International SA	25,500	2,550,521
Eurazeo	11,175	1,273,325
Iliad SA	11,600	914,261
L’Oreal SA	78,400	7,856,625
LVMH Moet Hennessy Louis Vuitton SA	45,400	4,561,226
Technip SA	31,800	1,707,721
Vinci SA	25,800	2,621,723

		25,711,813

Germany — 7.8%
Bijou Brigitte AG	2,300	622,860
Celesio AG	28,000	1,312,299
Continental AG	12,210	1,247,765
E.ON AG *	35,200	4,243,748
Qiagen NV *	79,500	1,209,500
SAP AG	23,100	4,227,603
Siemens AG	68,000	5,481,938
Solarworld AG	12,400	677,783

		19,023,496

Greece — 2.3%
Coca-Cola Hellenic Bottling Co. SA	61,200	1,938,787
EFG Eurobank Ergasias SA	42,248	1,192,684
National Bank of Greece SA *	60,960	2,368,815

		5,500,286

Hong Kong — 2.6%
China Life Insurance Co. Ltd. *	1,334,000	2,249,028
Esprit Holdings Ltd.	157,700	1,199,463
Hopson Development	244,000	471,030
Li & Fung Ltd.	1,177,500	2,467,080

		6,386,601

India — 3.4%
Bharat Heavy Electricals Ltd.	31,700	1,392,458
Bharti Televentures *	113,400	932,944
HDFC Bank Ltd.	89,200	1,523,067
Housing Development Finance Corp. Ltd.	58,400	1,476,808
Infosys Technologies Ltd., ADR (a)	55,300	2,272,277
Suzlon Energy Ltd.	34,000	791,252

		8,388,806

Ireland — 1.2%
Anglo Irish Bank Corp. PLC	154,984	2,255,105
IAWS Group PLC	36,600	677,917

		2,933,022

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	70,500	2,332,140

Italy — 3.2%
Azimut Holding SpA	55,600	568,188
Luxottica Group SpA	154,200	4,260,572
Saipem SpA	133,100	3,067,196

		7,895,956

Japan — 14.9%
Aeon Credit Service Co. Ltd.	46,900	985,905
Aeon Mall Co. Ltd.	28,000	1,230,930
Chiyoda Corp.	55,000	1,055,432
Denso Corp.	119,500	4,096,428
Honeys Co. Ltd.	18,000	932,618
Hoya Corp.	62,100	2,172,105
Keyence Corp.	10,990	2,508,686
KK DaVinci Advisors *	772	643,081
Komatsu Ltd.	269,000	5,408,391
Misumi Corp.	38,200	709,721
Mitsubishi UFG Financial Group, Inc.	518	7,319,639
ORIX Corp.	26,000	6,814,951
Point, Inc.	7,400	373,082
Ryohin Keikaku Co. Ltd.	11,000	832,832
Yamada Denki Co. Ltd.	14,560	1,416,058

		36,499,859

Mexico — 2.8%
America Movil SA de CV	1,817,200	3,244,393
Wal-Mart de Mexico SA de CV	1,133,000	3,493,708

		6,738,101

Netherlands — 0.4%
TomTom NV *	28,500	1,060,504

Norway — 1.1%
Statoil ASA *	89,050	2,640,609

Singapore — 1.4%
CapitaLand Ltd.	1,362,000	3,536,878

South Africa — 0.8%
MTN Group Ltd.	60,600	463,422
Naspers Ltd.	28,300	496,616
Sasol Ltd. *	25,900	932,313

		1,892,351

Spain — 2.8%
Grupo Ferrovial SA	32,400	2,617,777
Industria de Diseno Textil SA	98,400	4,274,927

		6,892,704

Sweden — 0.6%
Capio AB *	35,720	545,188
Metro International SA (Class A Shares)	11,270	16,732
Metro International SA (Class B Shares)	22,540	34,246
Modern Times Group AB (Class B Shares)	15,200	753,984

		1,350,150

Switzerland — 10.4%
EFG International *	43,400	1,234,407
Kuehne & Nagel International AG	30,000	1,999,106
Nobel Biocare Holding AG *	5,100	1,208,118
Roche Holding AG	52,600	9,361,180
SGS SA *	1,910	1,763,244
Synthes, Inc.	29,100	3,358,011
UBS AG	118,020	6,421,063

		25,345,129

1

	Shares	Value

Taiwan — 1.5%
High Tech Computer Corp.	62,400	$1,387,090
Himax Technologies, Inc., ADR	78,400	507,248
HON HAI Precision Industry Co. Ltd.	304,165	1,801,770

		3,696,108

United Kingdom — 18.1%
BG Group PLC	559,370	7,523,330
Cairn Energy PLC *	46,600	1,837,607
Carphone Warehouse Group	208,900	1,074,099
CSR PLC *	51,100	1,083,416
HBOS PLC	340,800	6,203,829
Northern Rock PLC	153,900	3,205,471
Reckitt Benckiser PLC	143,710	5,766,333
Rolls-Royce Group PLC *	622,800	5,127,661
Rotork PLC	58,800	726,034
Standard Chartered PLC	117,800	2,979,493
Tesco PLC	928,200	6,233,312
Tullow Oil PLC	108,900	802,007
Vedanta Resources PLC	68,600	1,691,517

		44,254,109

Total Common Stocks (Cost $182,521,580)		237,039,370

Preferred Stock — 0.6%
Brazil — 0.6%
Banco Itau Holding Financeira SA 2.10% (cost $534,393)	53,600	1,645,819

Total Long-Term Investments (Cost $183,055,973)		238,685,189

Short-Term Investment — 3.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $7,528,605; includes $3,076,678 of cash collateral for securities on loan) (b)(w)	7,528,605	7,528,605

Total Investments — 100.7% (Cost $190,584,578) (p)		246,213,794
Liabilities in Excess of Other Assets — (0.7)%		(1,822,016)

Net Assets — 100.0%		$244,391,778

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $2,919,622; cash collateral of $3,076,678 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $191,078,548 accordingly, net unrealized appreciation on investments for federal income tax purposes was $55,135,246 (gross unrealized appreciation - $59,568,085; gross unrealized depreciation - $4,432,839). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2006 were as follows:

Industry

Financial Services	11.2%
Diversified Operations	11.2
Banks	7.0
Retail & Merchandising	6.4
Oil & Gas	5.6
Pharmaceuticals	5.4
Financial - Bank & Trust	5.3
Consumer Products & Services	3.2
Affiliated Money Market Mutual Fund (1.3% represents investments purchased with collateral received from securities on loan)	3.1
Automotive Parts	2.8
Electronics	2.6
Telecommunications	2.6
Food	2.6
Insurance	2.5
Machinery	2.2
Software	2.1
Real Estate Investment Trust	2.1
Automobile Manufacturers	2.1
Utilities	1.7
Building & Construction	1.7
Healthcare Products	1.5
Construction and Engineering	1.5
Transportation	1.5
Medical Supplies & Equipment	1.4
Media	1.3
Industrial Products	1.0
Construction	1.0
Computer Services & Software	0.9
Machinery & Equipment	0.9
Beverages	0.8
Semiconductors	0.6
Commercial Services	0.6
Energy - Exploration & Production	0.6
Computers	0.6
Biotechnology	0.5
Financial - Brokerage	0.5
Airlines	0.4
Clothing & Apparel	0.4
Internet	0.4
Metal Fabricate/Hardware	0.3
Personal Products	0.3
Healthcare Services	0.3
Printing & Publishing	— *

100.7%
Liabilities in Excess of Other Assets	(0.7)

100.0%

* Less than .1%

2

Strategic Partners Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 94.9%
Common Stocks
Advertising — 0.3%
Marchex, Inc. (Class B Stock) (a)	24,180	$308,295

Aerospace — 0.7%
AAR Corp. *(a)	27,344	647,506

Aerospace/Defense — 0.3%
Heico Corp.	8,300	256,055

Apparel Manufacturers — 0.5%
Carter’s, Inc.	21,880	477,203

Automobile Manufacturers — 0.7%
A.S.V., Inc. (a)	43,108	657,828

Automotive Parts — 0.3%
CSK Auto Corp. *	22,300	270,053

Biotechnology — 3.0%
Cambrex Corp.	52,830	1,125,807
Illumina, Inc. *	30,137	1,152,137
Lifecell Corp. *	17,010	485,976

		2,763,920

Building Materials — 0.9%
Genlyte Group, Inc.	5,850	406,867
Hexcel Corp. *(a)	28,240	405,809

		812,676

Business Services — 0.6%
Ctrip.com International Ltd., ADR (China) *	8,640	437,314
Harbor Florida Bancshares, Inc.	2,200	97,284

		534,598

Clothing & Apparel — 0.6%
Iconix Brand Group, Inc. *	40,540	567,560

Commercial Services — 7.6%
Arbitron, Inc.	7,600	278,236
Barrett Business Services	31,800	683,700
Concur Technologies, Inc. *	41,890	547,083
CRA International, Inc. *	22,156	1,001,673
FirstService Corp.	33,350	819,743
ICT Group, Inc. *	11,223	279,453
Korn/Ferry International *	19,750	366,757
McGrath Rentcorp	19,550	528,241
Providence Service Corp.	14,830	364,373
Rollins, Inc.	35,230	744,410
Steiner Leisure Ltd.	16,340	656,541
Team, Inc. (a)	22,930	566,830
TeleTech Holdings, Inc. *	12,100	152,460

		6,989,500

Computer Hardware — 0.2%
Par Technology Corp. *	21,228	174,070

Computer Services & Software — 3.8%
Computer Programs & Systems, Inc.	8,850	326,476
Equinix, Inc. (a)	12,440	651,607
Hyperion Solutions Corp. *	23,143	721,136
Informatica Corp.	22,138	309,268
Mantech International Corp. (Class A Stock) *	9,250	260,757
Optimal Group, Inc. (Class A Stock)	45,590	671,997
Synplicity, Inc.	13,850	79,222
The9 Ltd., ADR (China) *(a)	17,610	430,917

		3,451,380

Construction — 1.0%
Shaw Group, Inc.	42,505	879,428

Consumer Products & Services — 0.7%
Central Garden & Pet Co.	16,430	649,642

Distribution/Wholesale — 1.0%
MWI Veterinary Supply, Inc.	11,990	449,265
Navarre Corp. (a)	106,345	467,918

		917,183

Education — 0.2%
Blackboard, Inc. *	7,900	223,807

Electronic Components — 1.2%
IXYS Corp. *	19,450	182,830
Trimble Navigation Ltd. *	19,495	936,345

		1,119,175

Electronics — 2.6%
Coherent, Inc. *	29,798	955,324
Rogers Corp.	16,517	941,469
SRS Labs, Inc.	89,670	447,453

		2,344,246

Entertainment & Leisure — 1.7%
Century Casinos, Inc.	59,500	660,450
Scientific Games Corp. (Class A Stock)	26,310	893,751

		1,554,201

Financial - Bank & Trust — 3.5%
Boston Private Financial Holdings, Inc.	18,840	473,449
Glacier Bancorp, Inc.	10,500	321,720
PrivateBancorp, Inc. (a)	16,740	786,948
Texas Capital Banshares, Inc. *	44,567	866,828
Wintrust Financial Corp.	16,531	793,653

		3,242,598

Financial - Brokerage — 1.0%
Cohen & Steers, Inc.	35,835	909,851

Financial Services — 7.4%
Digital Insight Corp. *	49,533	1,168,979
Financial Federal Corp. (a)	28,063	754,053
GFI Group, Inc. *	8,970	514,519
Greenhill & Co., Inc.	7,810	452,668
International Securities Exchange, Inc.	3,400	138,346
Investment Technology Group, Inc. *	14,350	722,666
Optionsxpress Holding, Inc.	19,290	505,012
Portfolio Recovery Associates, Inc. *(a)	16,190	693,256
Valueclick, Inc. *(a)	92,076	1,326,815
Virginia Commerce Bancorp., Inc. *(a)	22,240	521,528

		6,797,842

Gaming — 0.5%
Shuffle Master, Inc. *(a)	16,926	493,393

Healthcare Services — 2.9%
AMN Healthcare Services, Inc. *	34,010	763,865
Connectics Corp. *	14,250	136,515
Five Star Quality Care, Inc.	66,940	722,952
Healthways, Inc. *(a)	6,850	367,982
Solexa, Inc. *(a)	50,620	448,493
United Surgical Partners International, Inc. *	9,750	240,825

		2,680,632

Healthcare-Products — 6.1%
Inverness Medical Innovations, Inc. *	37,027	1,101,183
Kensey Nash Corp. *	23,708	669,988
NuVasive, Inc. *	31,970	559,155
Orthovita, Inc. (a)	108,910	436,729
PolyMedica Corp.	18,940	733,167
PSS World Medical, Inc. *(a)	43,303	859,565
SonoSite, Inc.	13,410	432,875
Spectranetics Corp.	62,360	803,821

		5,596,483

Insurance — 1.5%
Amerisafe, Inc. *	61,563	689,506
Navigators Group, Inc. *	17,120	727,771

		1,417,277

Internet Services — 3.6%
CNET Networks, Inc. *	4,250	35,870
J2 Global Communications, Inc. *(a)	26,872	752,416
Jupitermedia Corp. *	61,422	614,834
NetFlix, Inc. *(a)	22,320	461,801
Nutri/System, Inc. *(a)	12,230	647,212
Online Resources Corp. *	71,129	746,143

1

	Shares	Value

TIBCO Software, Inc. *	10,700	$85,172

		3,343,448

Machinery — 7.3%
Avocent Corp. *	34,021	870,257
Flow International Corp. *(a)	40,780	550,530
Franklin Electric Co., Inc.	6,800	323,476
Gardner Denver, Inc.	43,326	1,501,246
IDEX Corp.	12,998	564,763
Intermec, Inc. *	44,200	1,078,480
Intevac, Inc. *	14,780	311,415
JLG Industries, Inc.	21,900	396,390
Kennametal, Inc.	14,480	771,060
Regal-Beloit Corp. (a)	9,860	391,935

		6,759,552

Medical Supplies & Equipment — 4.1%
Angiodynamics, Inc. *	22,940	527,620
Immucor, Inc. *	22,375	445,486
Kyphon, Inc. *(a)	12,240	416,895
LCA-Vision, Inc. (a)	6,180	266,667
Mentor Corp.	29,731	1,321,840
Novamed, Inc.	22,000	163,240
ResMed, Inc. *	13,580	630,248

		3,771,996

Metals & Mining — 0.5%
Dynamic Materials Corp. (a)	13,900	427,564

Miscellaneous Manufacturers — 0.4%
American Railcar Industries, Inc.	13,780	381,017

Office Equipment — 1.4%
Global Imaging Systems, Inc. *	29,786	1,259,352

Oil, Gas & Consumable Fuels — 9.0%
Berry Petroleum Co. (Class A Stock)	7,300	245,572
Cabot Oil & Gas Corp. (a)	7,675	404,856
Comstock Resources, Inc. *	11,650	342,743
Frontier Oil Corp.	20,600	726,150
Hydril Co. *	14,958	1,036,140
Maverick Tube Corp. *	11,290	720,189
Oil States International, Inc. *(a)	42,524	1,367,572
Parker Drilling Co.	6,000	43,560
St. Mary Land & Exploration Co.	10,850	466,550
Superior Energy Services, Inc.	56,339	1,929,611
Unit Corp. *	8,170	479,089
Warrior Energy Service Corp. *	23,600	510,704

		8,272,736

Personel Services — 0.5%
Administaff, Inc.	6,500	205,465
Labor Ready, Inc. *	15,350	250,358

		455,823

Pharmaceuticals — 5.0%
American Medical Systems Holdings, Inc. *(a)	122,857	2,242,140
HealthExtras, Inc.	23,010	597,340
Integra LifeSciences Holdings Corp. *	27,091	998,574
Vital Signs, Inc.	15,230	784,193

		4,622,247

Real Estate Investment Trusts — 1.7%
Highland Hospitality Corp.	29,467	393,384
KKR Financial Corp. *	24,050	556,998
RADvision Ltd. *	39,740	580,204

		1,530,586

Retail & Merchandising — 3.6%
Cache, Inc. *	45,850	825,758
GameStop Corp. (Class B Stock) *	9,200	345,920
Hibbett Sporting Goods, Inc. *	10,575	208,962
JOS. A. Bank Clothiers, Inc. *(a)	18,011	453,517
Select Comfort Corp. *(a)	22,350	450,353
Stein Mart, Inc.	3,700	47,693
Tractor Supply Co.	20,733	948,327

		3,280,530

Semiconductors — 1.8%
Aeroflex, Inc. *	94,700	960,258
Emulex Corp. *	14,700	218,883
Volterra Semiconductor Corp. (a)	29,660	432,443

		1,611,584

Software — 0.3%
Omniture, Inc.	40,420	291,428

Telecommunications — 1.7%
Dril-Quip, Inc. *	18,887	1,595,763

Transportation — 3.2%
American Commercial Lines, Inc. *	8,170	448,941
Forward Air Corp.	24,149	774,941
Kirby Corp. *	8,700	279,357
Knight Transportation, Inc.	23,250	398,970
Old Dominion Freight Line *	11,565	376,788
Vitran Corp., Inc.	21,680	447,909
Werner Enterprises, Inc. *	14,339	258,102

		2,985,008

Total Long-Term Investments (Cost $81,212,252)		87,325,036

Short-Term Investments — 24.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $22,219,588; includes $17,716,710 of cash collateral for securities on loan) (b)(w)	22,219,588	22,219,588

Total Investments — 119.0% (Cost $103,431,840) (p)		109,544,624
Liabilities in Excess of Other Assets — (19.0)%		(17,522,822)

Net Assets — 100.0%		$92,021,802

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $17,028,951; cash collateral of $17,716,710 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $104,084,803; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,459,821 (gross unrealized appreciation - $10,194,717; gross unrealized depreciation - $4,734,896). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.9%
Common Stocks
Advertising — 1.3%
Lamar Advertising Co. *(a)	28,450	$1,395,188

Aerospace & Defense — 2.1%
Alliant Techsystems, Inc. *(a)	27,584	2,210,582

Audio & Visual Equipment — 2.2%
Harman International Industries, Inc.	30,000	2,406,000

Audio Technology — 0.4%
Dolby Laboratories, Inc. (Class A Stock) *	23,500	471,175

Auto Parts & Related — 2.8%
Advance Auto Parts, Inc. *	43,800	1,325,826
Gentex Corp.	121,500	1,620,810

		2,946,636

Banks — 1.5%
Commerce Bancorp, Inc. (a)	19,300	655,621
TCF Financial Corp.	33,700	906,867

		1,562,488

Beverages — 2.4%
Fortune Brands, Inc.	35,800	2,596,216

Biotechnology — 1.4%
MedImmune, Inc. *	58,100	1,474,578

Business Software and Services — 2.1%
Cognizant Technology Solutions Corp. *	33,600	2,200,464

Commercial Services — 3.8%
Alliance Data Systems Corp. *(a)	41,400	2,124,648
Iron Mountain, Inc. *	33,637	1,379,117
Suntech Power Holdings Co., ADR (China) *	21,700	562,681

		4,066,446

Computer Services — 3.3%
Ceridian Corp. *	89,000	2,136,890
MoneyGram International, Inc.	45,400	1,391,510

		3,528,400

Computer Software — 6.5%
Activision, Inc. *(a)	176,333	2,107,179
Cogent, Inc. *(a)	71,444	1,010,933
Cognos, Inc. (Canada) *	54,200	1,693,750
Electronic Arts, Inc. *	8,600	405,146
NAVTEQ Corp. *	60,200	1,696,436

		6,913,444

Conglomerates — 0.4%
ITT Industries, Inc.	7,900	399,345

Consumer Products & Services — 2.6%
VCA Antech, Inc. *	32,900	1,150,513
Weight Watchers	39,700	1,588,397

		2,738,910

Distribution/Wholesale — 2.3%
Grainger, (W.W.), Inc.	39,140	2,430,203

Drugs & Medicine — 1.4%
OSI Pharmaceuticals, Inc. *(a)	44,500	1,485,855

Electronic Components & Equipment — 1.4%
Jabil Circuit, Inc. *	66,100	1,526,910

Exploration & Production — 1.3%
Dresser Rand Group, Inc. *	59,100	1,345,707

Financial - Consumer — 1.1%
Legg Mason, Inc.	14,600	1,218,662

Financial Services — 0.2%
Bankrate, Inc. *(a)	7,700	231,693

Food — 1.5%
Hershey Foods Corp. (a)	29,300	1,610,621

Healthcare Services — 2.6%
Covance, Inc. (a)	25,400	1,619,504
Omnicare, Inc. (a)	25,200	1,140,552

		2,760,056

Insurance — 1.4%
Willis Group Holdings Ltd. (United Kingdom)	46,375	1,508,579

Internet Services — 2.8%
Checkfree Corp. *	36,000	1,602,000
CNET Networks, Inc. *	160,400	1,353,776

		2,955,776

Lodging — 1.4%
Harrah’s Entertainment, Inc.	15,075	906,158
Hilton Hotels Corp.	25,200	603,036

		1,509,194

Manufacturing — 4.1%
American Standard Cos., Inc.	48,770	1,883,985
Rockwell Automation, Inc.	40,400	2,503,992

		4,387,977

Media — 3.6%
Cablevision Systems New York Group (Class A Stock) *	40,500	901,125
Entravision Communications Corp. (Class A Stock) *(a)	224,825	1,749,139
XM Satellite Radio Holdings, Inc. (Class A Stock) (a)	102,800	1,192,480

		3,842,744

Medical Products — 5.0%
Bard (C.R.), Inc.	27,700	1,965,869
Fisher Scientific International, Inc. *(a)	15,376	1,139,515
St. Jude Medical, Inc. *	60,800	2,243,520

		5,348,904

Medical Supplies & Equipment — 2.3%
Charles River Laboratories International, Inc. *	54,025	1,917,888
Zimmer Holdings, Inc. *	8,500	537,540

		2,455,428

Networking/Telecommunications Equipment — 4.7%
Amphenol Corp.	43,200	2,422,656
FLIR Systems, Inc. *(a)	39,446	947,098
Research in Motion Ltd. *(a)	25,400	1,667,002

		5,036,756

Oil & Gas — 5.2%
Cooper Cameron Corp. (a)	50,500	2,545,705
Newfield Exploration Co. *	42,600	1,975,788
Quicksilver Resources, Inc. *(a)	27,900	986,544

		5,508,037

Oil Well Services & Equipment — 6.1%
Grant Prideco, Inc. *	37,900	1,724,829
Smith International, Inc. (a)	56,150	2,502,605
Weatherford International Ltd.	47,900	2,243,636

		6,471,070

Restaurants — 0.9%
Chang’s China Bistro, (P.F.), Inc. *(a)	32,600	985,498

Retail — 6.4%
Chico’s FAS, Inc. *	89,450	2,026,042
Coach, Inc. *	53,600	1,538,856
Urban Outfitters, Inc. *	69,000	1,006,710
Williams-Sonoma, Inc. *	70,885	2,254,143

		6,825,751

Semiconductors — 3.3%
Advanced Micro Devices, Inc. *(a)	26,000	504,140
Linear Technology Corp. (a)	81,000	2,620,350
Marvell Technology Group Ltd. (Bermuda) *	23,000	426,650

		3,551,140

1

	Shares	Value

Semiconductors/Semi-Cap Equipment — 3.4%
Formfactor, Inc. *(a)	38,400	$1,646,208
Tessera Technologies, Inc. *(a)	61,657	1,940,346

		3,586,554

Telecommunications — 4.7%
American Tower Corp. (Class A Stock) *	33,000	1,115,400
Crown Castle International Corp. *(a)	62,650	2,207,160
Neustar, Inc. (Class A Stock) *(a)	54,100	1,669,526

		4,992,086

Total Long-Term Investments (Cost $100,129,348)		106,485,073

SHORT-TERM INVESTMENT — 33.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $35,563,384; includes $35,465,494 of cash collateral for securities on loan) (b)(w)	35,563,384	35,563,384

Total Investments — 133.2% (Cost $135,692,732) (p)		142,048,457
Liabilities in Excess of Other Assets — (33.2)%		(35,404,738)

Net Assets — 100.0%		$106,643,719

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $34,242,356; cash collateral of $35,465,494 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $136,177,228; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,871,229 (gross unrealized appreciation - $15,368,206; gross unrealized depreciation - $9,496,977). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.1%
Common Stocks
Aerospace — 0.7%
Empresa Brasileira de Aeronautica SA, ADR	75,900	$2,620,827

Automotive Parts — 2.4%
Advance Auto Parts, Inc. *	143,350	4,339,205
Johnson Controls, Inc.	54,100	4,152,716

		8,491,921

Beverages — 1.3%
Constellation Brands, Inc. (Class A Stock) (a)	196,500	4,806,390

Business Services — 0.3%
Manpower, Inc.	18,700	1,112,276

Cable Television — 0.8%
Cablevision Systems New York Group (Class A Stock) *	124,000	2,759,000

Commercial Services — 1.0%
United Rentals, Inc. *(a)	126,900	3,543,048

Communication Equipment
Avaya, Inc. *	17,400	161,124

Computer Hardware — 1.7%
Ingram Micro, Inc. (Class A Stock) *	55,300	974,939
Lexmark International, Inc. (Class A Stock) *	95,700	5,172,585

		6,147,524

Computer Services & Software — 3.2%
Activision, Inc. *	349,000	4,170,550
BEA Systems, Inc. *	124,900	1,466,326
Computer Sciences Corp. *	18,500	969,215
Take-Two Interactive Software, Inc.* (a)	322,100	3,449,691
Tech Data Corp. *	41,900	1,557,842

		11,613,624

Conglomerates — 0.7%
Cendant Corp.	179,300	2,691,293

Construction — 11.1%
Beazer Homes USA, Inc.	31,200	1,300,728
Centex Corp.	138,900	6,571,359
Chicago Bridge & Iron Co. NV (Netherlands)	266,000	6,453,160
Hovnanian Enterprises, Inc. (Class A Stock) *(a)	163,100	4,467,309
KB Home	117,800	5,008,856
Lennar Corp. (Class A Stock)	77,100	3,448,683
Masco Corp.	109,400	2,924,262
Meritage Homes Corp. *(a)	45,300	1,756,281
NVR, Inc. *	7,800	3,861,000
Pulte Homes, Inc. (a)	154,300	4,397,550

		40,189,188

Consumer Products & Services — 1.9%
Jarden Corp. *(a)	41,000	1,188,590
Whirlpool Corp. (a)	73,800	5,696,622

		6,885,212

Diversified Machinery — 2.0%
Ingersoll-Rand Co. Ltd. (Class A Stock)	96,500	3,454,700
Manitowoc Co., Inc. (The)	91,100	3,576,586

		7,031,286

Electronic Components — 1.2%
Duke Energy Corp.	50,856	1,541,954
International Rectifier Corp. *	78,500	2,798,525

		4,340,479

Entertainment & Leisure — 1.4%
Harley-Davidson, Inc. (a)	90,400	5,152,800

Financial - Bank & Trust — 2.5%
Hudson City Bancorp, Inc.	337,500	4,377,375
Washington Mutual, Inc.	100,500	4,492,350

		8,869,725

Financial Services — 2.9%
Bear Stearns Cos., Inc.	37,900	5,376,873
IndyMac Bancorp, Inc. (a)	118,900	5,023,525

		10,400,398

Food - Wholesale — 1.2%
NBTY, Inc. *	140,600	4,151,918

Food Products — 0.3%
ConAgra Foods, Inc.	41,700	896,550

Gas Utilities — 1.0%
National Fuel Gas Co.	101,800	3,780,852

Healthcare Services — 5.8%
Aetna, Inc. *	159,300	5,016,357
Coventry Health Care, Inc. *	116,350	6,131,645
Lifepoint Hospitals, Inc. *(a)	126,500	4,261,785
Omnicare, Inc. (a)	121,200	5,485,512

		20,895,299

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp. (a)	56,000	2,181,760

Insurance — 2.0%
Endurance Specialty Holdings Ltd. (Bermuda)	174,800	5,306,928
PMI Group, Inc. (The)	41,000	1,740,860

		7,047,788

Internet Services — 1.8%
Check Point Software Technologies Ltd. *	229,600	3,857,280
McAfee, Inc. *(a)	129,400	2,788,570

		6,645,850

Machinery — 4.8%
Eaton Corp.	61,000	3,910,100
Joy Global, Inc.	149,100	5,594,232
Terex Corp. *	177,400	7,954,616

		17,458,948

Metals & Mining — 8.5%
Arch Coal, Inc.	230,700	8,752,758
Cleveland-Cliffs, Inc. (a)	99,200	3,586,080
Foundation Coal Holdings, Inc.	93,300	3,558,462
Phelps Dodge Corp.	94,500	8,253,630
Timken Co.	201,400	6,485,080

		30,636,010

Oil & Gas — 16.7%
BJ Services Co.	39,900	1,447,173
Cabot Oil & Gas Corp. (a)	13,500	712,125
Canadian Natural Resources Ltd.	164,500	8,757,980
Denbury Resources, Inc.	268,600	9,312,362
General Maritime Corp.	5,300	192,390
Murphy Oil Corp.	23,600	1,214,456
Noble Energy, Inc.	36,800	1,862,448
NRG Energy, Inc. *(a)	48,000	2,364,000
Quicksilver Resources, Inc. *(a)	156,650	5,539,144
Southwestern Energy Co. *	180,000	6,192,000
Sunoco, Inc.	45,800	3,184,932
Talisman Energy, Inc. (Canada)	374,300	6,363,100
Williams Cos., Inc.	239,000	5,795,750
XTO Energy, Inc.	154,166	7,244,260

		60,182,120

Pharmaceuticals — 1.6%
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	120,900	5,864,859

Printing & Publishing — 0.1%
McClatchy Co. (Class A Stock)	7,677	325,428

Real Estate Investment Trusts — 2.3%
Colonial Properties Trust (a)	37,700	1,806,961
Developers Diversified Realty Corp.	35,800	1,889,524
Equity Office Properties Trust (a)	27,200	1,031,152
First Industrial Realty Trust, Inc. (a)	40,500	1,631,340

1

	Shares	Value

iStar Financial, Inc. (a)	52,300	$2,079,448

		8,438,425

Retail & Merchandising — 6.4%
Aeropostale, Inc. *(a)	96,900	2,685,099
Dollar Tree Stores, Inc. *(a)	30,100	800,660
Foot Locker, Inc.	29,400	798,798
Gap, Inc.	234,500	4,068,575
Hot Topic, Inc. *(a)	221,800	3,262,678
Ross Stores, Inc.	121,100	3,014,179
TJX Cos., Inc.	202,000	4,922,740
Yum! Brands, Inc.	81,000	3,645,000

		23,197,729

Telecommunications — 2.1%
Amdocs Ltd. *	80,100	2,906,028
Arris Group, Inc.	436,000	4,660,840

		7,566,868

Transportation — 0.7%
Frontline Ltd. (a)	54,500	2,122,775
Ship Finance International Ltd. (a)	16,850	327,564

		2,450,339

Utilities — 8.1%
DPL, Inc.	90,700	2,517,832
Edison International	98,000	4,055,240
Peabody Energy Corp.	144,900	7,230,510
Mirant Corp. (The)	176,800	4,697,576
TXU Corp.	166,600	10,700,718

		29,201,876

Total Long-Term Investments
(Cost $312,934,553)		357,738,734
Short-Term Investments — 19.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $70,322,634; includes $68,592,416 of cash collateral for securities on loan) (b)(w)	70,322,634	70,322,634

Total Investments — 118.6%
(Cost $383,257,187) (p)		428,061,368
Liabilities in Excess of Other Assets — (18.6)%		(66,996,402)

Net Assets — 100.0%		$361,064,966

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $66,428,589; cash collateral of $68,592,416 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $384,673,601; accordingly, net unrealized appreciation on investments for federal income tax purposes was $43,387,767 (gross unrealized appreciation - $66,807,726; gross unrealized depreciation - $23,419,959). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Capital Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.5%
Common Stocks
Aerospace — 6.4%
General Dynamics Corp.	249,484	$16,720,417
Lockheed Martin Corp.	111,794	8,907,746
United Technologies Corp.	136,741	8,503,923

		34,132,086

Business Services
CB Richard Ellis Group, Inc. (Class A Stock) *	6,633	156,075

Cable Television — 3.5%
Comcast Corp. (a)	545,208	18,744,251

Chemicals — 0.2%
Air Products & Chemicals, Inc.	12,317	787,426

Construction — 2.7%
KB Home	148,990	6,335,055
Lennar Corp. (Class A Stock) (a)	181,346	8,111,606

		14,446,661

Consumer Products & Services — 4.4%
Procter & Gamble Co.	420,946	23,657,165

Entertainment & Leisure — 4.9%
Las Vegas Sands Corp. (a)	177,896	11,034,889
Station Casinos, Inc.	66,917	3,671,067
Wynn Resorts Ltd. * (a)	175,000	11,201,750

		25,907,706

Farming & Agriculture — 0.6%
Monsanto Co.	69,220	2,975,768

Financial - Bank & Trust — 2.0%
Wells Fargo & Co.	150,742	10,904,676

Financial Services — 14.2%
Chicago Mercantile Exchange Holdings, Inc.	23,209	10,703,991
Goldman Sachs Group, Inc.	119,910	18,316,252
Lehman Brothers Holdings, Inc.	272,650	17,708,618
SLM Corp.	157,121	7,903,186
UBS AG (Switzerland)	389,462	21,186,733

		75,818,780

Food — 1.3%
Archer-Daniels-Midland Co.	157,043	6,909,892

Healthcare Services — 6.1%
UnitedHealth Group, Inc.	679,815	32,515,551

Hotels & Motels — 4.7%
Four Seasons Hotels, Inc. (Canada) (a)	220,162	12,111,112
MGM Mirage, Inc. *	363,037	12,902,335

		25,013,447

Insurance — 1.8%
Genworth Financial, Inc. (Class A Stock)	127,949	4,388,651
Progressive Corp.	205,971	4,982,438

		9,371,089

Machinery & Equipment — 4.0%
Caterpillar, Inc.	209,056	14,815,799
Deere & Co.	89,593	6,501,764

		21,317,563

Medical Supplies & Equipment — 1.5%
Genzyme Corp. *	115,588	7,892,349

Metals & Mining — 2.8%
Companhia Vale Do Rio Doce, ADR (Brazil) (a)	173,454	4,024,133
Peabody Energy Corp.	217,685	10,862,481

		14,886,614

Oil & Gas — 5.0%
Halliburton Co.	392,404	13,090,597
Schlumberger Ltd.	204,702	13,684,329

		26,774,926

Pharmaceuticals — 7.8%
Amylin Pharmaceuticals, Inc. *(a)	205,514	10,029,083
Genentech, Inc. *	350,164	28,300,255
Merck & Co., Inc.	79,994	3,221,358

		41,550,696

Railroads — 5.8%
Burlington North Santa Fe Corp.	262,327	18,076,954
Union Pacific Corp.	152,412	12,955,020

		31,031,974

Real Estate — 0.7%
St. Joe Co. (The) (a)	83,440	3,746,456

Restaurants — 4.1%
Starbucks Corp. *(a)	256,071	8,772,993
Yum! Brands, Inc.	295,448	13,295,160

		22,068,153

Retail & Merchandising — 4.9%
Home Depot, Inc.	89,662	3,112,168
Lowe’s Cos., Inc.	566,941	16,072,777
Target Corp.	149,175	6,850,116

		26,035,061

Semiconductors — 1.0%
Texas Instruments, Inc.	180,898	5,387,142

Telecommunications — 4.5%
America Movil, Series L, ADR (Mexico)	252,739	9,043,001
Motorola, Inc.	247,756	5,638,927
QUALCOMM, Inc.	270,558	9,539,875

		24,221,803

Transportation — 4.6%
FedEx Corp.	235,344	24,642,870

Total Long-Term Investments
(Cost $410,658,475)		530,896,180

Short-Term Investment — 11.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $63,065,028; includes $46,612,097 of cash collateral for securities on loan) (b)(w)	63,065,028	63,065,028

Total Investments — 111.3%
(Cost $473,723,503) (p)		593,961,208
Liabilities in Excess of Other Assets — (11.3)%		(60,107,480)

Net Assets — 100.0%		$533,853,728

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $44,727,579; cash collateral of $46,612,097 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $475,288,497; accordingly, net unrealized appreciation on investments for federal income tax purposes was $118,672,711 (gross unrealized appreciation - $129,555,257; gross unrealized depreciation - $10,882,546). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

1

Strategic Partners Concentrated Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 100.6%
Common Stocks
Aerospace — 1.7%
United Technologies Corp.	66,690	$4,147,451

Beverages — 4.7%
PepsiCo, Inc.	179,680	11,388,118

Biotechnology — 4.0%
Amgen, Inc. *	74,000	5,160,760
MedImmune, Inc. *	181,970	4,618,399

		9,779,159

Broadcast & Cable/Satellite TV — 2.5%
Univision Communications, Inc. (Class A Stock) *	72,807	2,431,754
XM Satellite Radio Holdings, Inc. (Class A Stock) (a)	326,210	3,784,036

		6,215,790

Commercial Services — 6.2%
McGraw-Hill Cos., Inc.	270,840	15,248,292

Computer Hardware — 0.8%
EMC Corp. *	192,680	1,955,702

Computer Services — 5.3%
First Data Corp.	315,070	12,870,610

Computer Software — 6.2%
Electronic Arts, Inc.*	149,830	7,058,491
Microsoft Corp.	334,226	8,031,451

		15,089,942

Financial Services — 2.8%
Schwab, (Charles) Corp.	430,610	6,838,087

Gaming/Lodging — 5.4%
Cendant Corp.	348,490	5,230,835
Harrah’s Entertainment, Inc.	131,290	7,891,842

		13,122,677

Internet & Online — 6.2%
Google, Inc. (Class A Stock) *	18,730	7,241,018
Yahoo!, Inc. *	292,680	7,943,335

		15,184,353

Medical Products — 6.4%
Medtronic, Inc.	75,510	3,814,765
St. Jude Medical, Inc. *	120,460	4,444,974
Stryker Corp.	112,090	5,101,216
Zimmer Holdings, Inc. *	35,860	2,267,787

		15,628,742

Movies & Entertainment — 3.2%
Time Warner, Inc. *	146,486	2,417,019
Viacom, Inc. (Class B Stock) *(a)	157,505	5,489,049

		7,906,068

Networking/Telecom Equipment — 4.4%
Cisco Systems, Inc. *	244,550	4,365,217
Research in Motion Ltd. *(a)	96,890	6,358,891

		10,724,108

Oil & Gas — 4.2%
Suncor Energy, Inc.	125,280	10,153,944

Oil Well Services & Equipment — 8.6%
Baker Hughes, Inc.	113,680	9,088,716
Schlumberger Ltd. (a)	178,970	11,964,144

		21,052,860

Pharmacy Benefit Manager — 3.3%
Caremark Rx, Inc. *	152,110	8,031,408

Retailing — 4.4%
Lowe’s Cos., Inc.	171,560	4,863,726
Target Corp.	125,860	5,779,491

		10,643,217

Semiconductors — 5.6%
Linear Technology Corp. (a)	206,070	6,666,365
QUALCOMM, Inc.	199,370	7,029,786

		13,696,151

Specialty Finance — 8.8%
American Express Co.	104,650	5,448,079
Freddie Mac	278,630	16,121,532

		21,569,611

Telecommunications — 5.9%
American Tower Corp. (Class A Stock) (a)	254,180	8,591,284
Crown Castle International Corp. *(a)	167,110	5,887,285

		14,478,569

Total Long-Term Investments (Cost $213,527,587)		245,724,859
Short-Term Investment — 16.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $39,973,712; includes $39,482,968 of cash collateral for securities on loan) (b)(w)	39,973,712	39,973,712

Total Investments — 117.0% (Cost $253,501,299) (p)		285,698,571
Liabilities in Excess of Other Assets — (17.0)%		(41,482,537)

Net Assets — 100.0%		$244,216,034

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $38,220,991; cash collateral of $39,482,968 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $256,466,571; accordingly, net unrealized appreciation on investments for federal income tax purposes was $29,232,000 (gross unrealized appreciation - $46,298,868; gross unrealized depreciation - $17,066,868). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

1

Strategic Partners Core Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.5%
Common Stocks
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The) *	14,200	$116,298

Aerospace — 1.2%
Boeing Co.	4,900	379,358
Northrop Grumman Corp.	2,600	172,094

		551,452

Automobile Manufacturers — 1.0%
DaimlerChrysler AG (Germany)	4,600	237,590
Toyota Motor Corp., ADR (Japan)	2,000	210,440

		448,030

Automotive Parts — 1.1%
Autoliv, Inc.	3,500	196,595
BorgWarner, Inc.	3,100	186,000
Magna International, Inc. (Class A Stock)	1,700	124,933

		507,528

Beverages — 1.3%
Coca-Cola Co.	11,700	520,650
Molson Coors Brewing Co. (Class B Stock)	1,000	71,450

		592,100

Broadcasting — 1.4%
CBS Corp. (Class B Stock)	13,600	373,048
Viacom, Inc. (Class B Stock) *	6,800	236,980

		610,028

Cable Television — 1.0%
Comcast Corp. (Class A Stock) *	13,500	464,130

Chemicals — 1.2%
Avery Dennison Corp.	3,200	187,616
Lubrizol Corp. (The)	3,900	166,803
PPG Industries, Inc.	3,200	196,928

		551,347

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	7,000	207,200

Computer Hardware — 1.1%
Hewlett-Packard Co.	11,100	354,201
International Business Machines Corp.	2,000	154,820

		509,021

Computer Services & Software — 1.4%
Electronic Data Systems Corp.	15,400	368,060
Microsoft Corp.	10,300	247,509

		615,569

Conglomerates — 5.0%
Altria Group, Inc.	13,300	1,063,601
General Electric Co.	30,400	993,776
Textron, Inc.	2,000	179,820

		2,237,197

Consumer Products & Services — 3.6%
Clorox Co.	5,600	335,664
Kimberly-Clark Corp.	2,500	152,625
Procter & Gamble Co.	18,200	1,022,840
UST, Inc.	2,100	106,155

		1,617,284

Containers & Packaging — 1.2%
Crown Holdings, Inc. *	6,200	103,292
Owens-Illinois, Inc. *	10,450	158,109
Smurfit-Stone Container Corp. *	12,550	127,006
Sonoco Products Co.	5,000	162,650

		551,057

Electronic Components & Equipment — 1.1%
Arrow Electronics, Inc. *	3,900	110,214
Flextronics International Ltd. (Singapore) *	13,800	156,492
Sanmina-SCI Corp. *	35,100	121,446
Solectron Corp. *	36,500	110,230

		498,382

Entertainment & Leisure — 1.7%
Disney, (Walt) Co.	1,900	56,411
Mattel, Inc.	4,000	72,160
Time Warner, Inc.	37,900	625,350

		753,921

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	1,800	98,244

Financial - Bank & Trust — 9.8%
Bank of America Corp.	36,200	1,865,386
BB&T Corp.	4,600	193,154
Comerica, Inc.	5,675	332,271
Huntington Bancshares, Inc.	13,300	323,855
National City Corp.	10,925	393,300
SunTrust Banks, Inc.	1,400	110,418
U.S. Bancorp	10,300	329,600
Wachovia Corp.	7,100	380,773
Wells Fargo & Co.	7,000	506,380

		4,435,137

Financial Services — 16.0%
Citigroup, Inc.	43,400	2,096,654
Fannie Mae	12,225	585,700
Freddie Mac	8,800	509,168
Goldman Sachs Group, Inc.	700	106,925
J.P. Morgan Chase & Co.	27,300	1,245,426
KeyCorp	10,450	385,605
Lehman Brothers Holdings, Inc.	1,000	64,950
MBIA, Inc.	1,000	58,810
Mellon Financial Co.	10,800	378,000
Merrill Lynch & Co., Inc.	9,800	713,636
Morgan Stanley Dean Witter & Co.	3,200	212,800
PNC Financial Services Group, Inc.	2,500	177,100
Waddell & Reed Financial, Inc. (Class A Stock)	4,300	93,611
Washington Mutual, Inc.	13,012	581,636

		7,210,021

Food — 1.4%
Kellogg Co.	5,000	240,850
Safeway, Inc.	9,000	252,720
Sara Lee Corp.	8,800	148,720

		642,290

Healthcare Providers & Services — 0.1%
Tenet Healthcare Corp. *	6,350	37,592

Industrial Products — 1.3%
Cooper Industries Ltd. (Class A Stock)	1,600	137,856
Crane Co.	4,400	168,960
SPX Corp.	5,400	295,110

		601,926

Insurance — 9.7%
ACE Ltd. (Cayman Islands)	2,500	128,825
Allstate Corp.	900	51,138
American International Group, Inc.	17,300	1,049,591
Chubb Corp.	7,100	357,982
Genworth Financial, Inc. (Class A Stock)	10,800	370,440
Hartford Financial Services Group, Inc. (The)	6,000	509,040
MetLife, Inc.	7,400	384,800
MGIC Investment Corp.	1,700	96,747
Old Republic International Corp.	6,900	146,763
PartnerRe Ltd. (Bermuda)	400	24,852
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	248,688
St. Paul Travelers Cos., Inc. (The)	12,317	564,119
Torchmark Corp.	850	51,399
UnumProvident Corp.	12,600	204,498

1

	Shares	Value

XL Capital Ltd. (Class A Stock) (Cayman Islands)	3,100	$197,470

		4,386,352

Machinery & Equipment — 0.4%
Eaton Corp.	2,700	173,070

Medical Supplies & Equipment — 0.5%
AmerisourceBergen Corp.	5,600	240,800

Oil & Gas — 13.7%
BP PLC, ADR (United Kingdom)	4,300	311,836
ChevronTexaco Corp.	15,100	993,278
ConocoPhillips	9,800	672,672
Diamond Offshore Drilling, Inc.	4,200	331,506
Exxon Mobil Corp.	45,200	3,061,848
GlobalSantaFe Corp.	7,400	406,482
Marathon Oil Corp.	650	58,916
Occidental Petroleum Corp.	500	53,875
Rowan Cos., Inc.	7,800	264,186

		6,154,599

Paper & Forest Products — 0.3%
Temple-Inland, Inc.	3,000	127,620

Pharmaceuticals — 5.5%
Lilly, (Eli) & Co.	4,200	238,434
Merck & Co., Inc.	21,300	857,751
Pfizer, Inc.	52,500	1,364,475

		2,460,660

Railroads — 1.3%
CSX Corp.	6,600	400,488
Norfolk Southern Corp.	4,000	173,680

		574,168

Restaurants — 1.2%
McDonald’s Corp.	15,000	530,850

Retail & Merchandising — 3.4%
Kroger Co. (The) *	20,200	463,186
Limited Brands, Inc.	14,600	367,336
Office Depot, Inc. *	8,400	302,820
Saks, Inc.	7,700	124,278
SUPERVALU, Inc.	3,600	97,596
Target Corp.	4,000	183,680

		1,538,896

Telecommunications — 8.7%
ADC Telecommunications, Inc. *	8,628	105,520
American Tower Corp. (Class A Stock) *	2,200	74,360
AT&T, Inc.	15,100	452,849
BellSouth Corp.	22,500	881,325
Cisco Systems, Inc. *	4,800	85,680
Crown Castle International Corp. *	10,200	359,346
Embarq Corp. *	1,422	64,346
Nokia Corp. (Class A Stock), ADR (Finland)	12,500	248,125
Sprint Corp.	28,450	563,310
Tellabs, Inc. *	11,700	109,980
Verizon Communications, Inc.	29,350	992,617

		3,937,458

Utilities — 1.9%
American Electric Power Co., Inc.	1,700	61,404
Constellation Energy Group, Inc.	3,100	179,521
Dominion Resources, Inc.	5,700	447,336
Entergy Corp.	1,100	84,810
Wisconsin Energy Corp.	400	16,880
Xcel Energy, Inc.	2,600	52,104

		842,055

Total Long-Term Investments (Cost $36,500,790)		44,822,282

Short-Term Investment — 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $195,315) (w)	195,315	195,315

Total Investments — 99.9% (Cost $36,696,105) (p)		45,017,597
Other Assets In Excess of Liabilities — 0.1%		38,044

Net Assets — 100.0%		$45,055,641

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $36,698,192; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,319,405 (gross unrealized appreciation - $9,975,115; gross unrealized depreciation - $1,655,710). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Large Cap Core Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 100.4%
Common Stocks
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)*	13,110	$107,371

Aerospace & Defense — 2.7%
Boeing Co. *	23,100	1,788,402
Northrop Grumman Corp.	14,400	953,136
Rockwell Collins, Inc.	9,300	496,341

		3,237,879

Automobile Manufacturers — 1.4%
DaimlerChrysler AG (Germany)	3,800	196,270
Ford Motor Co.	70,400	469,568
General Motors Corp. (a)	26,300	847,649
Toyota Motor Corp., ADR (Japan)	1,900	199,918

		1,713,405

Automotive Parts — 0.7%
BorgWarner, Inc.	6,950	417,000
Lear Corp. (a)	17,200	388,204

		805,204

Beverages — 0.6%
Coca-Cola Co.	12,800	569,600
PepsiCo, Inc.	2,834	179,619

		749,219

Biotechnology — 2.8%
Amgen, Inc. *	27,480	1,916,455
Genentech, Inc. *	4,500	363,690
Gilead Sciences, Inc. *	12,440	764,811
MedImmune, Inc. *	15,200	385,776

		3,430,732

Broadcasting — 1.3%
CBS Corp. (Class B Stock)	29,466	808,253
Viacom, Inc. (Class B Stock)*	22,366	779,455

		1,587,708

Building Materials — 0.7%
American Standard Cos., Inc.	15,000	579,450
Masco Corp.	12,310	329,046

		908,496

Cable Television — 0.6%
Comcast Corp. (Class A Stock)(a)	22,200	763,236

Chemicals — 2.2%
Ashland, Inc.	7,900	525,429
Dow Chemical Co.	6,800	235,144
DuPont, (E.I.) de Nemours & Co.	25,100	995,466
Lubrizol Corp. (The)	11,450	489,717
PPG Industries, Inc.	6,300	387,702

		2,633,458

Clothing & Apparel — 0.5%
VF Corp. (a)	8,612	584,066

Communication Equipment — 2.1%
Cisco Systems, Inc. *	16,250	290,063
Corning, Inc. *	5,000	95,350
Motorola, Inc.	30,700	698,732
QUALCOMM, Inc.	34,450	1,214,707
Tellabs, Inc. *	20,300	190,820

		2,489,672

Computer Hardware — 4.2%
Apple Computer, Inc. *	15,090	1,025,516
EMC Corp. *	29,570	300,135
Hewlett-Packard Co.	58,625	1,870,724
International Business Machines Corp.	18,370	1,422,022
Network Appliance, Inc. *	15,700	466,133

		5,084,530

Computer Services & Software — 3.1%
Electronic Arts, Inc. *	16,380	771,662
Electronic Data Systems Corp.	19,000	454,100
Microsoft Corp.	105,600	2,537,568

		3,763,330

Conglomerates — 5.4%
General Electric Co.	147,400	4,818,506
Textron, Inc.	6,900	620,379
Tyco International Ltd.	42,490	1,108,564

		6,547,449

Construction — 0.2%
Pulte Homes, Inc.	8,000	228,000

Consumer Products & Services — 3.0%
Colgate-Palmolive Co.	9,470	561,760
Procter & Gamble Co.	53,660	3,015,692

		3,577,452

Containers & Packaging — 0.5%
Smurfit-Stone Container Corp. *	28,100	284,372
Sonoco Products Co.	9,900	322,047

		606,419

Distribution/Wholesale — 0.2%
Ingram Micro, Inc. (Class A Stock)*	13,200	232,716

Education — 0.3%
Strayer Education, Inc.	3,900	422,565

Electrical Equipment — 0.4%
Emerson Electric Co.	3,000	236,760
Hubbell, Inc. (Class B Stock)	6,000	282,000

		518,760

Electronic Components & Equipment — 1.1%
Arrow Electronics, Inc. *	10,800	305,208
Avnet, Inc. *(a)	16,000	291,200
Solectron Corp. *	95,600	288,712
Tech Data Corp. *	11,200	416,416

		1,301,536

Energy - Energy Resources — 0.4%
Noble Energy, Inc. (a)	8,600	435,246

Financial - Bank & Trust — 5.4%
Bank of America Corp.	68,604	3,535,164
Comerica, Inc.	9,500	556,225
Huntington Bancshares, Inc.	5,000	121,750
National City Corp.	29,300	1,054,800
SunTrust Banks, Inc.	5,800	457,446
Wachovia Corp. (a)	10,300	552,389
Wells Fargo & Co.	4,360	315,403

		6,593,177

Financial - Consumer — 0.3%
Janus Capital Group, Inc.	18,800	304,372

Financial Services — 11.7%
American Express Co.	30,780	1,602,407
Citigroup, Inc.	75,073	3,626,776
Fannie Mae	22,425	1,074,382
Franklin Resources, Inc.	6,400	585,280
Goldman Sachs Group, Inc.	3,880	592,670
JPMorgan Chase & Co.	60,042	2,739,116
KeyCorp	15,900	586,710
Lehman Brothers Holdings, Inc.	2,140	138,993
Merrill Lynch & Co., Inc.	24,400	1,776,808
Morgan Stanley Dean Witter & Co.	7,500	498,750
Washington Mutual, Inc.	22,500	1,005,750

		14,227,642

Food — 0.7%
Archer-Daniels-Midland Co.	11,438	503,272
SUPERVALU, Inc.	7,855	212,949
Whole Foods Market, Inc.	3,200	184,032

		900,253

Healthcare Providers & Services — 0.2%
Tenet Healthcare Corp. *	44,700	264,624

Healthcare Services — 2.3%
Caremark Rx, Inc. *	21,800	1,151,040
UnitedHealth Group, Inc.	34,900	1,669,267

		2,820,307

1

	Shares	Value

Industrial Products — 0.4%
Ingersoll-Rand Co. Ltd. (Class A Stock)	12,000	$429,600

Insurance — 5.9%
ACE Ltd. (Cayman Islands)	12,600	649,278
American International Group, Inc.	44,999	2,730,089
Axis Capital Holdings Ltd. (Bermuda)	16,150	477,394
Chubb Corp.	50	2,521
Hartford Financial Services Group, Inc. (The)	3,200	271,488
Lincoln National Corp.	8,100	459,108
Loews Corp. *	20,100	744,906
St. Paul Travelers Cos., Inc. (The)	20,697	947,923
UnumProvident Corp.	25,100	407,373
XL Capital Ltd. (Class A Stock)	7,500	477,750

		7,167,830

Internet Services — 1.8%
Google, Inc. (Class A Stock)*	4,900	1,894,340
Yahoo!, Inc. *	11,500	312,110

		2,206,450

Machinery & Equipment — 0.3%
Eaton Corp.	5,800	371,780

Media — 2.0%
Disney, (Walt) Co.	25,360	752,938
Time Warner, Inc. *	99,500	1,641,750

		2,394,688

Medical Supplies & Equipment — 1.0%
Alcon, Inc. (Switzerland)	4,800	530,016
Becton Dickinson & Co.	10,100	665,792

		1,195,808

Metals & Mining — 0.3%
Alcan, Inc. (Canada) (a)	6,500	297,440
Novelis, Inc. (Canada)	740	14,585

		312,025

Oil & Gas — 8.0%
Baker Hughes, Inc.	6,100	487,695
BP PLC, ADR (United Kingdom)	5,495	398,498
ChevronTexaco Corp.	8,794	578,469
EOG Resources, Inc.	5,790	429,329
Exxon Mobil Corp.	79,400	5,378,556
GlobalSantaFe Corp.	7,700	422,961
Halliburton Co.	18,800	627,168
Nabors Industries Ltd. (Bermuda) *(a)	20,200	713,464
Occidental Petroleum Corp.	1,900	204,725
Transocean, Inc. (Cayman Islands)*	6,340	489,638

		9,730,503

Petroleum Exploration & Production — 0.4%
BJ Services Co.	14,000	507,780

Pharmaceuticals — 6.6%
Johnson & Johnson	17,895	1,119,332
Lilly, (Eli) & Co.	32,960	1,871,139
Merck & Co., Inc.	47,300	1,904,771
Pfizer, Inc.	53,580	1,392,544
Wyeth	35,380	1,714,869

		8,002,655

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co. (a)	7,300	213,087

Railroads — 0.6%
CSX Corp.	12,300	746,364

Restaurants — 1.9%
McDonald’s Corp.	40,400	1,429,756
Starbucks Corp. *(a)	24,900	853,074

		2,282,830

Retail & Merchandising — 5.5%
Home Depot, Inc.	23,300	808,743
Kohl’s Corp. *	4,300	243,509
Limited Brands, Inc.	18,500	465,460
Lowe’s Cos., Inc.	54,600	1,547,910
Target Corp.	30,470	1,399,183
Wal-Mart Stores, Inc.	8,370	372,465
Walgreen Co.	31,100	1,454,858
Williams-Sonoma, Inc. *	9,900	314,820

		6,606,948

Semiconductors — 1.5%
Advanced Micro Devices, Inc. *(a)	20,000	387,800
Agere Systems, Inc. *	22,100	321,776
Broadcom Corp. (Class A Stock)*	21,075	505,589
Intel Corp.	12,200	219,600
Nvidia Corp.	18,000	398,340

		1,833,105

Telecommunications — 4.0%
AT&T, Inc. (a)	44,100	1,322,559
BellSouth Corp.	15,500	607,135
Embarq Corp.	9,244	418,291
Sprint Corp.	58,895	1,166,121
Verizon Communications, Inc.	37,672	1,274,067

		4,788,173

Tobacco — 2.9%
Altria Group, Inc.	35,960	2,875,721
Reynolds America, Inc.	5,200	659,256

		3,534,977

Transportation — 1.0%
United Parcel Service, Inc. (Class B Stock)	18,300	1,261,053

Utilities — 1.0%
Dominion Resources, Inc.	6,100	478,728
DTE Energy Co.	9,500	402,040
Entergy Corp.	1,210	93,291
Progress Energy, Inc.	6,200	270,010

		1,244,069

Total Long-Term Investments
(Cost $102,159,187)		121,668,549

Short-Term Investment — 6.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $7,873,045; includes $7,218,958 of cash collateral for securities on loan) (b)(w)	7,873,045	7,873,045

Total Investments — 106.9%
(Cost $110,032,232) (p)		129,541,594
Liabilities in Excess of Other Assets — (6.9)%		(8,305,399)

Net Assets — 100.0%		$121,236,195

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $6,993,230; cash collateral of $7,218,958 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $110,772,166; accordingly, net unrealized appreciation on investments for federal income tax purposes was $18,769,428 (gross unrealized appreciation - $23,282,638; gross unrealized depreciation - $4,513,210). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Equity Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.4%
Common Stocks
Advertising — 0.1%
Omnicom Group, Inc.	4,400	$389,444

Aerospace & Defense — 1.6%
Honeywell International, Inc.	63,200	2,445,840
Lockheed Martin Corp.	3,000	239,040
Raytheon Co.	32,700	1,473,789

		4,158,669

Automobile Manufacturers — 0.4%
General Motors Corp. (a)	33,500	1,079,705

Banks — 1.1%
Bank of New York Co., Inc. (The)	32,800	1,102,408
Northern Trust Corp.	32,500	1,855,750

		2,958,158

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	44,300	2,133,045
Coca-Cola Co.	50,900	2,265,050

		4,398,095

Broadcasting — 0.8%
Liberty Media Holding Corp.- Capital (Class A Stock)*	12,770	1,042,160
Liberty Media Holding Corp.- Interactive (Class A Stock)*(a)	62,250	1,025,257

		2,067,417

Capital Goods — 2.3%
Emerson Electric Co.	33,700	2,659,604
Illinois Tool Works, Inc. (a)	24,800	1,134,104
ITT Industries, Inc.	11,500	581,325
United Technologies Corp.	26,600	1,654,254

		6,029,287

Chemicals — 2.0%
Air Products & Chemicals, Inc.	40,000	2,557,200
Dow Chemical Co.	19,700	681,226
E.I. Du Pont de Nemours & Co.	52,075	2,065,294

		5,303,720

Commercial Services — 0.7%
Waste Management, Inc.	56,200	1,932,156

Communication Equipment — 0.5%
Motorola, Inc.	52,900	1,204,004

Computer Services & Software — 5.4%
BEA Systems, Inc. *	20,100	235,974
EMC Corp. *	62,900	638,435
Fiserv, Inc. *	9,000	392,940
International Business Machines Corp.	57,200	4,427,852
Microsoft Corp.	256,506	6,163,839
Sun Microsystems, Inc. *	580,600	2,525,610

		14,384,650

Conglomerates — 0.8%
Tyco International Ltd.	79,800	2,081,982

Consumer Products & Services — 3.0%
Avon Products, Inc.	44,950	1,303,100
Fortune Brands, Inc.	42,400	3,074,848
Newell Rubbermaid, Inc.	59,200	1,560,512
Procter & Gamble Co.	37,000	2,079,400

		8,017,860

Distribution/Wholesale
Building Material Holding Corp. (a)	3,700	79,291

Drugs & Healthcare — 0.2%
Forest Laboratories, Inc. *	10,700	495,517

Electric Utilities — 0.7%
Entergy Corp.	24,300	1,873,530

Energy — 4.1%
ConocoPhillips	11,401	782,565
Exxon Mobil Corp.	111,662	7,563,984
Noble Energy, Inc.	50,851	2,573,569

		10,920,118

Financial - Bank & Trust — 7.0%
Bank of America Corp.	177,220	9,132,147
Fifth Third Bancorp	47,300	1,804,022
Goldman Sachs Group, Inc.	5,100	779,025
Mellon Financial Corp.	50,800	1,778,000
State Street Corp.	28,000	1,681,680
U.S. Bancorp	74,200	2,374,400
Wachovia Corp. (a)	20,500	1,099,415

		18,648,689

Financial Services — 11.3%
American Express Co.	26,700	1,390,002
Ameriprise Financial, Inc.	27,440	1,223,824
Citigroup, Inc.	152,577	7,370,995
Fannie Mae	86,539	4,146,084
JPMorgan Chase & Co.	219,749	10,024,949
Merrill Lynch & Co., Inc.	37,920	2,761,334
Morgan Stanley Dean Witter & Co.	33,371	2,219,172
Schwab, (Charles) Corp.	50,800	806,704

		29,943,064

Foods — 0.8%
Campbell Soup Co.	28,700	1,052,716
General Mills, Inc.	20,500	1,063,950

		2,116,666

Healthcare Services — 1.7%
WellPoint, Inc. *	59,500	4,432,750

Hotels & Motels — 0.5%
Hilton Hotels Corp.	60,000	1,435,800

Insurance — 8.5%
ACE Ltd.	30,100	1,551,053
Allstate Corp. (The)	12,800	727,296
American International Group, Inc.	116,579	7,072,848
Axis Capital Holdings Ltd. (Bermuda)	84,979	2,511,979
Genworth Financial, Inc. (Class A Stock)	27,000	926,100
Hartford Financial Service Group, Inc.	33,100	2,808,204
Lincoln National Corp.	18,500	1,048,580
Loews Corp.	34,900	1,293,394
Marsh & McLennan Cos., Inc.	101,200	2,735,436
Progressive Corp.	13,100	316,889
St. Paul Travelers Cos., Inc. (The)	34,400	1,575,520

		22,567,299

Media — 7.4%
CBS Corp. (Class B Stock)	27,200	746,096
Comcast Corp. (Class A Stock) *(a)	56,500	1,942,470
Comcast Corp. (Special Class A Stock) *	5,100	174,828
Dow Jones & Co., Inc.	25,400	890,016
New York Times Co. (Class A Stock) (a)	46,300	1,026,471
News Corp. (Class A Stock)	215,000	4,136,600
Time Warner, Inc.	439,550	7,252,575
Viacom, Inc. (Class B Stock) *	55,100	1,920,235
Walt Disney Co. (The)	50,100	1,487,469

		19,576,760

Medical Supplies & Equipment — 0.3%
Boston Scientific Corp. *	51,200	870,912

Metals & Mining — 0.3%
Nucor Corp. (a)	16,400	871,988

Oil & Gas — 7.8%
Baker Hughes, Inc.	50,145	4,009,093
ChevronTexaco Corp.	90,213	5,934,211
Murphy Oil Corp. (a)	35,300	1,816,538
Nabors Industries Ltd. *(a)	42,500	1,501,100
NiSource, Inc. *	84,800	1,929,200
Royal Dutch Shell PLC, ADR (Netherlands) (a)	20,900	1,479,720
Total SA, ADR (France)	57,000	3,889,110

		20,558,972

Paper & Forest Products — 1.0%
Bowater, Inc.	28,200	571,896

	Shares	Value

International Paper Co.	63,200	$2,169,656

		2,741,552

Pharmaceuticals — 6.4%
Bristol-Meyers Squibb Co. (a)	28,400	680,748
Eli Lilly & Co.	20,500	1,163,785
Johnson & Johnson	36,000	2,251,800
Merck & Co., Inc.	101,300	4,079,351
Pfizer, Inc.	156,530	4,068,215
Schering-Plough Corp.	64,700	1,322,468
Wyeth	68,200	3,305,654

		16,872,021

Restaurants — 0.5%
McDonald’s Corp.	34,000	1,203,260

Retail & Merchandising — 3.6%
CVS Corp.	19,100	624,952
Home Depot, Inc.	170,500	5,918,055
Lowe’s Cos., Inc.	20,000	567,000
RadioShack Corp. (a)	49,200	795,564
Wal-Mart Stores, Inc.	34,200	1,521,900

		9,427,471

Semiconductor Components — 0.1%
Advanced Mirco Devices, Inc. *(a)	14,000	271,460

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc. *	145,000	2,282,300
Intel Corp.	90,100	1,621,800
Nvidia Corp. *	33,400	739,142

		4,643,242

Telecommunications — 6.7%
Alltel Corp.	17,700	976,509
AT&T, Inc. (a)	188,000	5,638,120
BellSouth Corp.	23,500	920,495
Cisco Systems, Inc. *	132,900	2,372,265
QUALCOMM, Inc.	31,200	1,100,112
Qwest Communications International, Inc. *(a)	111,700	892,483
Sprint Nextel Corp.	88,400	1,750,320
Verizon Communications, Inc.	116,626	3,944,292
Windstream Corp.	18,310	229,424

		17,824,020

Tobacco — 2.4%
Altria Group, Inc.	61,674	4,932,070
Loews Corp. - Carolina Group	25,000	1,434,500

		6,366,570

Transportation — 2.3%
Union Pacific Corp.	39,904	3,391,840
United Parcel Service, Inc. (Class B Stock)	39,000	2,687,490

		6,079,330

Utilities — 3.7%
Duke Energy Corp.	63,500	1,925,320
FirstEnergy Corp.	14,100	789,600
General Electric Co.	218,050	7,128,054

		9,842,974

Total Long-Term Investments (Cost $220,918,635)		263,668,403

Short-Term Investments — 7.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $19,070,997; includes $17,068,048 of cash collateral for securities on loan) (b)(w)	19,070,997	19,070,997

Total Investments — 106.6% (Cost $239,989,632) (p)		282,739,400
Liabilities in Excess of Other Assets — (6.6)%		(17,592,413)

Net Assets — 100.0%		$265,146,987

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $16,461,009; cash collateral of $17,068,048 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $242,124,400; accordingly, net unrealized appreciation on investments for federal income tax purposes was $40,615,000 (gross unrealized appreciation - $46,017,025; gross unrealized depreciation - $5,402,025). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Balanced Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 103.8%
Common Stocks — 60.5%
Aerospace — 1.1%
Boeing Co. *	9,611	$744,083
Lockheed Martin Corp.	4,251	338,720

		1,082,803

Airlines — 0.1%
Southwest Airlines Co.	2,917	52,477

Automotive Parts — 0.4%
Group 1 Automotive, Inc.	6,841	419,490

Basic Materials - Forest
Universal Forest Products, Inc.	753	38,245

Beverages — 1.7%
Coca-Cola Co.	22,262	990,659
Pepsi Bottling Group, Inc.	13,977	464,735
PepsiCo, Inc.	1,953	123,781

		1,579,175

Biotechnology
Biogen Idec, Inc. *	641	26,999

Building Materials — 0.5%
Sherwin-Williams Co. (The)	2,894	146,436
USG Corp. *	7,586	351,687

		498,123

Business Services — 1.6%
Accenture Ltd. (Class A Stock) *	28,309	828,322
Acxiom Corp.	17,498	428,351
Harland, (John H.) Co.	5,646	221,944

		1,478,617

Cable Television — 0.5%
DIRECTV Group, Inc. (The) *	27,849	474,825

Chemicals — 1.2%
Celanese Corp.	22,402	430,343
FMC Corp.	2,699	166,501
Hercules, Inc. *	10,081	140,126
Lyondell Chemical Co.	14,042	312,715
Westlake Chemical Corp.	4,166	114,148

		1,163,833

Clothing & Apparel — 0.1%
Brown Shoe Co., Inc.	1,928	62,429

Commercial Services — 0.9%
Apollo Group, Inc. (Class A Stock) *	1,422	67,289
McGraw-Hill Cos., Inc.	13,570	763,991

		831,280

Computer Hardware — 3.1%
Hewlett-Packard Co.	41,128	1,312,394
International Business Machines Corp.	19,087	1,477,525
Komag, Inc. *	243	9,309
Lexmark International, Inc. (Class A Stock)*	1,580	85,399

		2,884,627

Computer Services & Software — 0.4%
Cadence Design Systems, Inc. *	2,315	37,480
Global Payments, Inc.	4,742	201,725
Intuit, Inc. *	4,502	138,977
Oracle Corp. *	784	11,736

		389,918

Construction — 0.1%
Building Material Holding Corp.	2,661	57,025

Consumer Cyclicals - Motor Vehicle — 0.2%
ArvinMeritor, Inc.	9,286	152,848

Consumer Products & Services — 1.7%
Colgate-Palmolive Co.	15,731	933,163
Johnson & Johnson	1,324	82,816
Loews Corp. - Carolina Group	9,457	542,643

		1,558,622

Electric — 0.4%
Pepco Holdings, Inc.	16,357	400,747

Electronic Components & Equipment — 0.3%
Arrow Electronics, Inc. *	3,855	108,942
Emerson Electric Co.	276	21,782
Plexus Corp. *	3,103	77,327
WESCO International, Inc. *	519	30,232

		238,283

Entertainment & Leisure — 1.1%
Disney, (Walt) Co.	17,244	511,974
Harley-Davidson, Inc.	593	33,801
Time Warner, Inc. *	28,012	462,198

		1,007,973

Environmental Services — 0.5%
Waste Management, Inc.	13,071	449,381

Farming & Agriculture — 0.1%
Delta & Pine Land Co.	1,842	63,015

Financial - Bank & Trust — 3.8%
Bank of America Corp.	19,327	995,920
Corus Bankshares, Inc.	10,356	239,120
Downey Financial Corp.	6,837	453,635
FirstFed Financial Corp. *	107	6,040
Golden West Financial Corp.	1,106	81,468
KeyCorp	1,481	54,649
Mellon Financial Corp.	13,633	477,155
Northern Trust Corp.	6,147	350,994
State Street Corp.	3,092	185,706
U.S. Bancorp	1,605	51,360
Wells Fargo & Co.	9,659	698,732

		3,594,779

Financial Services — 7.4%
American Express Co.	12,672	659,704
AmeriCredit Corp.	3,139	77,188
Capital One Financial Corp.	11,095	858,198
Citigroup, Inc.	43,136	2,083,900
Goldman Sachs Group, Inc.	8,087	1,235,289
Lehman Brothers Holdings, Inc.	11,505	747,250
Morgan Stanley	13,775	916,038
PNC Financial Services Group, Inc.	1,608	113,911
Washington Mutual, Inc.	7,089	316,878

		7,008,356

Food — 1.9%
Campbell Soup Co.	23,325	855,561
General Mills, Inc.	10,125	525,487
Kroger Co. (The) *	14,278	327,395
Seaboard Corp.	73	83,220

		1,791,663

Healthcare Services — 3.5%
Humana, Inc.	13,534	756,957
McKesson Corp.	19,720	993,691
Sierra Health Services, Inc. *	16,855	727,799
UnitedHealth Group, Inc.	12,433	594,670
WellCare Health Plans, Inc. *	5,385	264,188

		3,337,305

Hotels & Motels — 0.5%
Choice Hotels International, Inc.	11,681	497,844

Industrial Products
Acuity Brands, Inc.	158	6,909

Insurance — 2.3%
ACE Ltd.	3,998	206,017
Arch Capital Group Ltd. *	8,509	517,858
Berkley, (W.R.) Corp.	20,954	754,344
Chubb Corp.	8,087	407,746
LandAmerica Financial Group, Inc.	1,668	106,468
Zenith National Insurance Corp.	3,471	138,771

		2,131,204

Internet Services — 0.1%
RealNetworks, Inc. *	14,363	143,486

1

	Shares	Value

Machinery & Equipment — 1.0%
Cummins, Inc.	8,061	$943,137

Medical Supplies & Equipment — 2.4%
Alcon, Inc. (Switzerland)	265	29,262
Amgen, Inc. *	13,057	910,595
Applera Corp. - Applied Biosystems Group	16,246	522,309
Becton Dickinson & Co.	9,984	658,145
Kinetic Concepts, Inc. *	3,064	136,532

		2,256,843

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	5,680	309,901
Nucor Corp.	15,224	809,460
Steel Dynamics, Inc.	8,511	493,808

		1,613,169

Oil & Gas — 6.6%
ChevronTexaco Corp.	25,596	1,683,705
Exxon Mobil Corp.	42,579	2,884,301
Grey Wolf, Inc. *	30,742	235,484
Marathon Oil Corp.	5,198	471,147
Occidental Petroleum Corp.	1,586	170,892
Tesoro Corp. *	2,018	150,946
Valero Energy Corp.	9,067	611,388

		6,207,863

Paper & Forest Products — 0.5%
Temple-Inland, Inc.	10,689	454,710

Pharmaceuticals — 2.7%
Alkermes, Inc. *	10,760	184,642
Alpharma, Inc. (Class A Stock)	782	17,658
AmerisourceBergen Corp.	12,215	525,245
Cardinal Health, Inc.	6,167	413,189
Endo Pharmaceuticals Holdings, Inc. *	3,949	122,695
Hospira, Inc.	8,266	361,141
ImClone Systems, Inc. *	3,920	127,400
King Pharmaceuticals, Inc. *	23,510	400,140
Merck & Co., Inc.	8,929	359,571
Pfizer, Inc.	2,119	55,073

		2,566,754

Printing & Publishing — 0.1%
Wiley, (John) & Sons, Inc.	1,926	63,712

Railroads — 0.1%
Burlington North Santa Fe Corp.	126	8,683
Norfolk Southern Corp.	443	19,235
Union Pacific Corp.	717	60,945

		88,863

Restaurants — 0.8%
Darden Restaurants, Inc.	15,565	526,097
Papa John’s International, Inc. *	198	6,364
Yum! Brands, Inc.	5,084	228,780

		761,241

Retail & Merchandising — 2.5%
American Eagle Outfitters, Inc.	6,400	210,304
Barnes & Noble, Inc. *	11,007	368,955
Big Lots, Inc. *	15,544	251,191
Dollar Tree Stores, Inc. *	16,051	426,956
J.C. Penney Co., Inc.	776	48,857
Longs Drug Stores Corp.	5,300	217,936
Lowe’s Cos., Inc.	10,536	298,696
Office Depot, Inc. *	1,768	63,736
OfficeMax, Inc.	10,210	419,733
Pantry, Inc. (The) *	265	13,062
Payless Shoesource, Inc. *	1,236	31,988
Sears Holdings Corp. *	78	10,705

		2,362,119

Semiconductors — 1.4%
Freescale Semiconductor, Inc. (Class B Stock)	4,301	122,665
Lam Research Corp.	5,673	235,940
Micron Technology, Inc.	17,021	265,357
National Semiconductor Corp.	21,397	497,694
ON Semiconductor Corp. *	6,128	38,545
Texas Instruments, Inc.	5,500	163,790

		1,323,991

Software — 0.2%
BMC Software, Inc. *	7,872	184,362

Telecommunications — 2.0%
AT&T Corp.	9,238	277,048
BellSouth Corp.	5,529	216,571
CenturyTel, Inc.	304	11,725
Cisco Systems, Inc. *	29,992	535,357
Motorola, Inc.	3,798	86,443
Sprint Corp.	19,238	380,912
Verizon Communications, Inc.	9,978	337,456

		1,845,512

Transportation — 0.3%
FedEx Corp.	608	63,664
United Parcel Service, Inc. (Class B Stock)	3,230	222,579

		286,243

Utilities — 2.7%
AES Corp. *	28,675	569,486
FirstEnergy Corp.	11,096	621,376
McDermott International, Inc.	2,187	99,596
Mirant Corp. *	2,804	74,502
TXU Corp.	18,589	1,193,972
UGI Corp.	477	11,853

		2,570,785

Total Common Stocks (Cost $49,810,961)		56,951,585

	Principal Amount (000)	Value

U.S. Government Agency Mortgage-Backed Securities — 11.9%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/19	$668	638,168
5.00%, 04/01/21	171	166,429
5.50%, 12/01/33	462	450,775
6.50%, 06/01/16 - 06/01/31	298	301,503
7.00%, 06/01/14 - 08/01/29	105	108,257
Federal National Mortgage Assoc.
4.50%, 05/01/19	218	207,903
5.00%, TBA	2,087	1,997,523
5.00%, 11/01/33	760	722,827
5.50%, 12/01/16 - 01/01/34	2,697	2,627,583
5.50%, TBA	750	741,796
6.00%, 12/01/13 - 04/01/14	164	165,196
6.00%, TBA	1,927	1,914,752
6.50%, 07/01/29 - 01/01/32	298	302,173
7.00%, 05/01/11 - 06/01/32	329	337,785
7.50%, 07/01/29 - 09/01/30	58	60,495
Government National Mortgage Assoc.
6.00%, 08/15/28	35	34,891
6.50%, 05/15/28 - 03/15/29	274	279,306
7.00%, 08/15/29 - 05/15/31	114	117,348
7.50%, 05/15/30	20	21,158

Total U.S. Government Agency Mortgage-Backed Securities (Cost $11,269,753)		11,195,868

U.S. Government Agency Obligations — 7.5%
Federal Home Loan Bank
4.625%, 02/01/08	700	693,082
Federal Home Loan Mortgage Corp.
5.25%, 07/18/11	200	199,712
5.30%, 05/12/20	1,000	935,616
5.50%, 03/28/16	400	394,837
7.00%, 03/15/10	1,100	1,162,760
Federal National Mortgage Assoc.

2

Strategic Partners Balanced Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Principal Amount (000)	Value

4.75%, 08/03/07	$940	$934,194
5.00%, 09/14/07	1,129	1,124,176
5.80%, 02/09/26	1,100	1,070,829
6.625%, 09/15/09	575	597,995

Total U.S. Government Agency Obligations (Cost $7,206,301)		7,113,201

	Moody’s Ratings	Principal Amount (000)	Value

Collateralized Mortgage Obligations — 7.5%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP, IO(c)
0.856%, 11/10/39	Aaa(d)	2,551	52,670
Banc of America Mortgage Securities, Series 2004-F, Class 2A5(c)
4.151%, 07/25/34	Aaa	1,000	961,678
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class X2, IO
0.933%, 08/13/46	Aaa(d)	4,500	150,387
Series 2006-BB7, Class A1 144A
5.48%, 03/15/19	Aaa	190	189,997
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, IO
1.134%, 09/15/30	Aaa(d)	5,358	150,478
Countrywide Asset- Backed Certificate, Series 2006-6, Class 2A1(c)
5.455%, 04/25/36	Aaa	160	160,312
Federal Home Loan Mortgage Corp., Series 2937, Class KA
4.50%, 12/15/14		455	448,321
Series 2527, Class BN
5.00%, 02/15/16		790	781,108
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%, 10/15/38	Aaa	93	92,761
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(c)
5.224%, 09/10/15	Aaa	1,400	1,353,150
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2
3.478%, 07/15/27	Aaa(d)	700	674,852
Series 2005-C3, Class A3
4.647%, 07/15/30	Aaa	500	480,213
Lehman Brothers Mortgage Trust, Series 2005-LLFA, Class A1, 144A(c)
5.469%, 07/15/18	Aaa	204	204,499
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%, 12/25/33	Aaa(d)	47	47,473
Morgan Stanley Capital I, Series 2006-XLF, Class A1
5.49%, 07/15/19	Aaa	125	125,000
Washington Mutual, Series 2004-AR4, Class A6 (c)
3.803%, 06/25/34	Aaa	500	476,820
Series 2004-AR9, Class A7 (c)
4.17%, 08/25/34	Aaa	640	616,140
Series 2005-AR11, Class A1C1
5.585%, 08/25/45	Aaa	107	106,654

Total Collateralized Mortgage Obligations (Cost $7,231,325)			7,072,513

Corporate Obligations — 6.3%
Aerospace — 0.2%
Lockheed Martin Corp., Bonds
8.50%, 12/01/29	Baa1	36	46,029
United Technologies
Corp., Sr. Notes
6.05%, 06/01/36	A2	90	90,258

			136,287

Beverages — 0.2%
Miller Brewing Co., Notes, 144A (g)
4.25%, 08/15/08	Baa1	200	194,732

Biotechnology Healthcare
Residential Capital, Sr. Notes
6.50%, 04/17/13	Baa3	30	29,845

Broadcasting — 0.3%
Cox Communications, Inc., Notes
7.125%, 10/01/12	Baa3	150	156,194
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa2	100	107,948

			264,142

Chemicals
Dow Chemical Co., Debs.
7.375%, 11/01/29	A3	36	40,542

Commercial Services — 0.1%
D.R. Horton, Inc., Sr. Notes
7.875%, 08/15/11	Baa3	120	126,408

Entertainment & Leisure
AOL Time Warner, Inc., Gtd. Bonds
7.625%, 04/15/31	Baa2	36	38,710

Environmental Services — 0.2%
Waste Management, Inc., Sr. Notes
7.00%, 07/15/28	Baa3	130	136,911

Financial - Bank & Trust — 0.3%
HSBC Finance Corp., Sr. Notes
4.625%, 09/15/10	Aa3	90	86,883
PNC Bank NA, Sub. Notes
4.875%, 09/21/17	A2	110	100,969
Wells Fargo & Co., Sr. Unsec’d. Notes
4.625%, 08/09/10	Aa1	140	136,240

			324,092

Financial - Brokerage — 0.4%
Merrill Lynch & Co., Inc., Notes
4.25%, 02/08/10	Aa3	100	95,748
Sub. Notes
6.05%, 05/16/16	A1	100	100,224

3

	Moody’s Ratings	Principal Amount (000)		Value

Morgan Stanley, Notes
4.00%, 01/15/10	Aa3	$50		$47,608
4.25%, 05/15/10	Aa3	150		143,348

				386,928

Financial Services — 0.4%
Abbey National PLC, (United Kingdom) Sub. Notes(l)
7.95%, 10/26/29	A1	36		43,543
AXA Financial, Inc., (France) Sub. Notes(l)
8.60%, 12/15/30	A3	36		44,004
Devon Financing Corp. LLC, Gtd. Notes
7.875%, 09/30/31	Baa2	66		76,795
General Electric Capital Corp., Notes
6.125%, 02/22/11	Aaa	90		92,361
John Deere Capital Corp., Sr. Notes
4.50%, 08/25/08	A3	140		137,295

				393,998

Food — 0.2%
Cadbury Schweppes US Finance LLC, Notes, 144A (g)
3.875%, 10/01/08	Baa2	90		86,799
Kellogg Co., Bonds
7.45%, 04/01/31	Baa1	36		41,493
Kraft Foods, Inc., Bonds
6.50%, 11/01/31	A3	36		36,670

				164,962

Insurance — 0.5%
Genworth Financial, Inc., Notes
4.95%, 10/01/15	A2	70		65,346
5.75%, 06/15/14	A2	150		149,065
Monumental Global Funding II Notes, 144A(g)
3.85%, 03/03/08	Aa3	250		243,562

				457,973

Media — 0.1%
Knight Ridder, Inc., Notes
7.125%, 06/01/11	Ba1	80		82,500

Medical Supplies & Equipment — 0.2%
Laboratory Corp. of America, Sr. Unsec’d. Notes
5.625%, 12/15/15	Baa3	130		125,722
Schering-Plough Corp., Notes
5.55%, 12/01/13(c)	Baa1	100		97,997

				223,719

Metals & Mining — 0.1%
Alcan, Inc., (Canada) Notes(l)
4.50%, 05/15/13	Baa1	50		46,166

Oil & Gas — 0.7%
ConocoPhillips Holding Co., Sr. Notes
6.95%, 04/15/29	A1	36		39,919
Devon Energy Corp., Sr. Notes
2.75%, 08/01/06	NR	200		200,000
Enterprise Products Operating LP, Sr. Notes
4.95%, 06/01/10	Baa3	190		183,670
6.65%, 10/15/34	Baa3	60		57,995
Premcor Refining Group Co., Gtd. Notes
6.125%, 05/01/11	Baa3	140		141,214
XTO Energy, Inc., Sr. Unsec’d. Notes
5.30%, 06/30/15	Baa2	50		47,312

				670,110

Railroads — 0.2%
Canadian National Railways Co., (Canada) Bonds(l)
6.25%, 08/01/34	A3	200		205,091
Norfolk Southern
Corp., Sr. Notes
7.80%, 05/15/27	Baa1	6		7,106

				212,197

Retail & Merchandising — 0.5%
May Department Stores Co., Notes
4.80%, 07/15/09	Baa1	300		293,572
Target Corp., Sr. Unsec’d. Notes
7.00%, 07/15/31	A2	36		40,326
Wal-Mart Stores, Inc., Bonds
5.25%, 09/01/35	Aa2	50		44,679
Sr. Unsec’d. Notes
7.55%, 02/15/30	Aa2	36		42,540

				421,117

Telecommunications — 0.7%
AT&T Corp., Notes
6.00%, 03/15/09	A(d)	—(r	)	202
Sr. Notes
9.05%, 11/15/11	A2	115		123,079
BellSouth Corp., Notes
6.875%, 10/15/31	A2	36		36,059
Nextel Communications, Sr. Notes
5.95%, 03/15/14	Bbb+	260		251,963
Sprint Capital Corp., Gtd. Notes
8.375%, 03/15/12	Baa2	150		166,541
Telecom Italia Capital SA, Co., (Italy) Gtd. Notes(l)
4.00%, 01/15/10	Baa2	70		65,886
Telefonica Emisiones SAU, (Spain) Gtd. Notes(l)
5.984%, 06/20/11	Baa1	30		30,132

				673,862

Utilities — 1.0%
Carolina Power & Light, First Mortgage
5.15%, 04/01/15	A3	30		28,549
CenterPoint Energy Resources Corp., Unsec’d. Notes
6.50%, 02/01/08	Baa3	275		278,041
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa2	250		244,659

4

Strategic Partners Balanced Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value

4.75%, 12/15/10	Baa2	$70	$67,308
FirstEnergy Corp., Notes
7.375%, 11/15/31	Baa3	66	72,240
Hydro-Quebec, (Canada) Notes(l)
8.40%, 01/15/22	Aa3	36	45,722
Nisource Finance Corp., Gtd. Notes
5.25%, 09/15/17	Baa3	70	64,130
Pacific Gas & Electric Corp., Unsec’d. Bonds
6.05%, 03/01/34	Baa1	80	77,192
Southern California Edison Co., First Mortgage
5.625%, 02/01/36	A3	80	73,806

			951,647

Total Corporate Obligations (Cost $6,071,214)			5,976,848

	Principal Amount (000)	Value

U.S. Treasury Obligations — 6.2%
U.S. Treasury Bonds
6.125%, 11/15/27	200	224,562
7.125%, 02/15/23	750	910,430
8.125%, 08/15/21	545	711,991
U.S. Treasury Inflationary Bond, TIPS
2.00%, 01/15/16	800	787,485
U.S. Treasury Notes
4.875%, 04/30/11 - 05/31/11	2,228	2,223,649
5.125%, 06/30/11 - 05/15/16	950	958,816

Total U.S. Treasury Obligations (Cost $5,819,913)		5,816,933

	Moody’s Ratings	Principal Amount (000)		Value

Asset-Backed Securities — 3.1%
ABSC NIMS Trust, Series 2004-HE5, Class A1 144A(g)
5.00%, 08/27/34	BBB+(d)	1		1,123
Accredited Mortgage Loan Trust, Series 2006-2, Class A1
5.425%, 09/25/36	Aaa	158		158,164
Series 2006-1, Class A1(c)
5.445%, 04/25/36	Aaa	124		123,723
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A 144A(g)
5.193%, 06/25/34	BBB+(d)	—(r	)	673
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A
5.465%, 03/25/36	Aaa	133		132,908
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4(c)
5.429%, 04/15/10	Aaa	550		550,268
CNH Equipment Trust, Series 2004-A, Class A3A(c)
5.439%, 10/15/08	Aaa	77		77,029
Countrywide Asset Backed Certificates, Series 2006-BC2, Class 2A1
5.425%, 01/25/45	Aaa	351		351,377
Credit-Based Asset Servicing and Securitz, Series 2006-C3, Class A1
5.445%, 03/25/36	Aaa	85		84,722
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1
5.445%, 06/25/36	Aaa	121		120,807
Long Beach Asset Holdings Corp., Series 2005-1, Class N1, 144A(g)
4.115%, 02/25/35	NR	2		1,593
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A1
5.43%, 07/25/36	Aaa	500		500,000
Series 2006-2, Class 2A1(c)
5.455%, 03/25/36	Aaa	105		105,351
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A1
5.445%, 05/25/36	Aaa	155		155,213
Series 2006-HE1, Class A1
5.465%, 02/25/36	Aaa	102		102,195
Novastar Home Equity Loan, Series 2005-4, Class A2A(c)
5.475%, 01/25/36	Aaa	193		193,097
Residential Asset Mortgage Products, Inc., Series 2005-RS1, Class AII1
5.495%, 01/25/35	Aaa	40		39,973
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%, 03/25/34	Aa2	75		72,154
SLM Student Loan Trust, Series 2006-4, Class A1
5.455%, 07/25/12	Aaa	124		123,886

Total Asset-Backed Securities (Cost $2,896,371)				2,894,256

Municipal Bonds — 0.8%
Illinois — 0.2%
Illinois State Taxable Pension
5.10%, 06/01/33	Aa3	200		182,064

Massachusetts — 0.6%
Massachusetts State Special Obligation Tax Revenue
5.50%, 01/01/34	Aaa	500		574,825

Total Municipal Bonds (Cost $768,243)				756,889

5

	Units	Value

Warrant*
Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07 (cost $541)	398	$68

Total Long-Term Investments (Cost $91,074,622)		97,778,161

	Principal Amount (000)	Value

SHORT-TERM INVESTMENT — 1.3%
U.S. Government Agency Obligations
Federal Home Loan Bank 5.05%, 08/01/06 (cost $1,272,000)	$1,272	1,272,000

Total Investments — 105.1% (Cost $92,346,622) (p)		99,050,161
Liabilities In Excess of Other Assets(u) — (5.1)%		(4,844,104)

Net Assets — 100.0%		$94,206,057

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(l)	US$ Denominated Foreign Bonds.

(p)

The United States federal income tax basis of the Fund’s investments was $92,652,151; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,398,010 (gross unrealized appreciation - $8,015,405; gross unrealized depreciation - $1,617,395). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than $1,000 par.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open futures contracts at July 31, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation

Long Position:
3	S&P 500	Sep 06	$937,275	$961,350	$24,075

(v)	The rate shown reflects the coupon rate after the step date.

6

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value

Long-Term Investments — 84.8%
Corporate Bonds — 84.5%
Advertising — 0.6%
R.H. Donnelley Corp., Sr. Notes
8.875%, 01/15/16	Caa1		$525	$523,031

Aerospace — 1.0%
Argo-Tech Corp., Sr. Notes
9.25%, 06/01/11	B3		250	258,125
Armor Holdings, Inc., Sr. Sub. Notes
8.25%, 08/15/13	B1		160	167,200
K&F Acquisition, Inc., Gtd. Notes, PIK
7.75%, 11/15/14	Caa1		510	501,075

				926,400

Airlines — 0.1%
Delta Air Lines, Inc., Pass-Thru Certs.
7.57%, 05/18/12	Ba2		100	100,375

Automotive - OEM — 0.4%
Ford Motor Co., Notes (a)
7.45%, 07/16/31	B2		250	183,750
General Motors Corp., Debs. (a)
8.25%, 07/15/23	Caa1		200	165,000

				348,750

Automotive Parts — 1.7%
ArvinMeritor, Inc., Notes (a)
8.75%, 03/01/12	Ba3		300	290,250
Cooper-Standard Automotive, Inc., Gtd. Notes (a)
7.00%, 12/15/12	B3		150	128,250
Goodyear Tire & Rubber Co., Sr. Notes (a)
9.00%, 07/01/15	B3		250	240,625
Tenneco Automotive, Inc., Gtd. Notes (a)
8.625%, 11/15/14	B3		195	193,537
Tenneco Automotive, Inc., Sec’d. Notes
10.25%, 07/15/13	B2		190	207,100
TRW Automotive, Inc., Sr. Sub. Notes
9.375%, 02/15/13	Ba3		464	493,000

				1,552,762

Business Services — 0.3%
Buhrmann US, Inc., Gtd. Notes
7.875%, 03/01/15	B2		275	266,750

Cable — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes (a)
8.75%, 11/15/13	B3		300	297,750

Capital Goods - Others — 0.4%
Dresser-Rand Group Inc., Sr. Sub. Notes
7.625%, 11/01/14	B2		200	191,000
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12	B3		162	174,960

				365,960

Chemicals — 3.8%
BCP Crystal Holdings Corp., Sr. Sub. Notes
9.625%, 06/15/14	B3		312	335,010
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)
10.50%, 10/01/14 (v)	Caa2		650	507,000
Equistar Chemicals LP, Gtd. Notes
10.125%, 09/01/08	B1		250	263,125
Ineos Group Holdings PLC, Notes, 144A (United Kingdom) (l)
8.50%, 02/15/16	B2		250	234,375
KRATON Polymers LLC, Sr. Sub. Notes
8.125%, 01/15/14	B3		500	485,000
Nalco Co., Sr. Notes
7.75%, 11/15/11	B2		200	201,000
Sr. Sub. Notes
8.875%, 11/15/13	Caa1		350	353,500
NOMA Luxembourg SA, Sr. Notes (Luxembourg)
9.75%, 07/15/11	B1	EUR	125	181,032
PQ Corp., Sr. Sub. Notes
7.50%, 02/15/13	B3		250	240,000
Rhodia SA, Sr. Sub. Notes (France) (l)
8.875%, 06/01/11	Caa1		120	122,100
Rockwood Specialties Group, Sr. Sub. Notes (United States)
7.625%, 11/15/14	B3	EUR	375	487,408

				3,409,550

Computer Services & Software — 0.8%
Sungard Data Systems, Inc.,
Sr. Sub. Notes
10.25%, 08/15/15	Caa1		$250	253,437
Sr. Unsec’d. Notes
9.125%, 08/15/13	B3		475	485,094

				738,531

Conglomerates — 0.3%
Invensys PLC, Sr. Notes, 144A (United Kingdom) (l)
9.875%, 03/15/11	B2		244	262,300

Consumer Products - Household & Leisure
Sleepmaster LLC, Gtd. Notes (g)(i)
11.00%, 05/15/09	NR		250	0

Containers & Packaging — 3.0%
Crown Americas, Inc., Sr. Notes, 144A
7.75%, 11/15/15	B1		600	591,750
Jefferson Smurfit Corp., Gtd. Notes
7.50%, 06/01/13	B2		125	113,125

	Moody’s Ratings	Principal Amount (000)		Value

Owens-Brockway Glass Container, Inc., Gtd. Notes
6.75%, 12/01/14	B2		$250	$234,375
Sec’d. Notes
8.75%, 11/15/12	B1		1,000	1,055,000
Gtd. Notes
8.875%, 02/15/09	B1		110	113,438
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
8.375%,
07/01/12(a)	B2		430	409,037
9.75%, 02/01/11	B2		108	110,430

				2,627,155

Defense — 1.0%
DRS Technologies, Inc., Gtd. Notes
7.625%, 02/01/18	B3		275	274,313
L-3 Communications Corp., Sr. Sub. Notes
6.375%, 10/15/15	Ba3		650	624,000

				898,313

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes
7.625%, 07/01/11	Ba3		270	281,475

Diversified — 4.8%
TRAINS HY-1-2006, 144A (a)
7.55%, 05/01/16	B1		4,400	4,317,500

Diversified Operations — 0.1%
Trinity Industries, Inc., Sr. Notes
6.50%, 03/15/14	Ba2		120	116,400

Electronic Components — 0.7%
Celestica, Inc., Sr. Sub. Notes (Canada) (l)
7.625%, 07/01/13	B2		250	243,750
Communications & Power Industries, Inc., Sr. Sub. Notes
8.00%, 02/01/12	B3		250	250,000
Solectron Global Finance Ltd., Sr. Sub. Notes, 144A (a)
8.00%, 03/15/16	B3		100	96,875

				590,625

Entertainment & Leisure — 1.2%
Choctaw Resort Development Enterprise, Sr. Notes, 144A
7.25%, 11/15/19	Ba3		250	243,125
Universal City Development Partners, Sr. Notes
11.75%, 04/01/10	B2		500	541,250
Universal City Florida Holding Co. I/II, Sr. Notes
9.899%, 05/01/10	B3		300	308,250

				1,092,625

Environmental — 1.4%
Allied Waste North America, Inc.,
Gtd. Notes, Series B
9.25%, 09/01/12	B2		167	177,437
Sec’d. Notes, 144A
7.125%, 05/15/16	B2		450	428,625
Sr. Notes
7.25%, 03/15/15(a)	B2		310	299,150
7.875%, 04/15/13	B2		350	353,500

				1,258,712

Financial Services — 7.3%
Chukchansi Economic Development Authority, Sr. Notes, 144A
8.00%, 11/15/13	B2		180	180,225
Ford Motor Credit Co., Sr. Notes
7.25%, 10/25/11	Ba3		125	113,528
Bonds
7.375%, 02/01/11	Ba3		820	754,229
Notes
7.875%, 06/15/10	Ba3		1,725	1,622,952
General Motors Acceptance Corp.,
Bonds
8.00%, 11/01/31	Ba1		250	245,176
Notes
6.75%, 12/01/14(a)	Ba1		750	705,988
7.00%, 02/01/12	Ba1		1,650	1,597,109
7.25%, 03/02/11	Ba1		250	245,072
Ray Acquisition SCA, Sr. Sub. Notes (France)
9.375%, 03/15/15	Caa1	EUR	625	859,251
TNK-BP Finance SA, Gtd. Notes, 144A (Russia) (l)
7.50%, 07/18/16	Baa2		$200	202,237

				6,525,767

Food — 0.1%
Eagle Family Foods, Inc., Gtd. Notes, Series B
8.75%, 01/15/08	Caa3		125	98,750

Food & Beverage — 1.2%
Delhaize America, Inc., Gtd. Notes
9.00%, 04/15/31	Ba1		660	740,547
Ingles Markets, Inc., Gtd. Notes
8.875%, 12/01/11	B3		270	282,150

				1,022,697

Gaming — 5.1%
Boyd Gaming Corp., Sr. Sub. Notes
7.125%, 02/01/16	B1		140	132,825
Cirsa Finance SA, Sr. Notes (Luxembourg)
8.75%, 05/15/14	B1	EUR	125	165,863
Codere Finance SA, Sr. Notes (Luxembourg)
8.25%, 06/15/15	B2	EUR	125	165,862
Herbst Gaming, Inc., Sr. Sub. Notes
7.00%, 11/15/14	B3		$150	143,625
MGM Mirage, Inc.,
Gtd. Notes (a)
8.375%, 02/01/11	Ba3		750	770,625
Sr. Notes, 144A (g)
6.875%, 04/01/16	Ba2		1,000	942,500
Park Place Entertainment Corp., Sr. Sub. Notes
8.125%, 05/15/11	Ba1		375	393,750
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12	B1		275	268,125
Station Casinos, Inc.,

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value

Sr. Sub. Notes
6.50%, 02/01/14	B1		$500	$460,000
6.875%, 03/01/16	B1		125	115,000
Wynn Las Vegas LLC, First Mortgage
6.625%, 12/01/14	B2		1,000	942,500

				4,500,675

Healthcare - Medical Products — 0.9%
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/15)
9.63%,(v) 01/01/15	Caa2		375	265,313
VWR International, Inc., Sr. Sub. Notes
8.00%, 04/15/14	Caa1		550	540,375

				805,688

Healthcare - Pharmaceuticals
Nycomed ASA, Sr. Notes., PIK (Denmark)
11.75%, 09/15/13	NR	EUR	15	19,981

Healthcare - Services — 1.5%
DAVITA, Inc., Gtd. Notes (a)
7.25%, 03/15/15	B3		$430	411,187
Tenet Healthcare Corp.,
Sr. Notes
9.875%, 07/01/14	B3		250	238,750
Sr. Unsec’d. Notes
7.375%, 02/01/13	B3		350	303,625
Triad Hospitals, Inc., Sr. Sub. Notes
7.00%, 11/15/13	B3		400	382,000

				1,335,562

Hospitals/Hospital Management — 1.6%
Fresenius Medical Care Capital Trust, Gtd. Notes
7.875%, 06/15/11	B1		300	303,000
HCA, Inc., Notes
6.25%, 02/15/13	Ba2		250	207,500
7.69%, 06/15/25	Ba2		350	276,263
Sr. Notes
6.95%, 05/01/12	Ba2		500	438,750
Rotech Healthcare, Inc., Gtd. Notes (a)
9.50%, 04/01/12	B3		300	237,000

				1,462,513

Internet Services — 1.1%
Intelsat Bermuda Ltd., Sr. Notes (Bermuda) (l)
8.625%, 01/15/15	B2		970	960,300

Lodging — 0.6%
Host Marriott LP, Sr. Notes
7.00%, 08/15/12	Ba2		500	500,000

Machinery — 0.3%
Chart Industries, Inc., Sr. Sub. Notes, 144A
9.125%, 10/15/15	B3		270	278,438

Manufacturing — 0.4%
Dresser, Inc., Gtd. Notes
9.375%, 04/15/11	B3		330	335,775

Media — 2.3%
DirecTV Holdings LLC /DirecTV Financing Co., Sr. Notes (a)
8.375%, 03/15/13	Ba2		500	523,750
Echostar DBS Corp., Gtd. Notes
6.625%, 10/01/14	Ba3		25	24,125
Gtd. Notes, 144A
7.125%, 02/01/16	Ba3		660	648,450
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)
8.00%, 04/30/14	B2	EUR	625	853,263

				2,049,588

Media - Cable — 4.3%
Cablevision Systems Corp., Sr. Notes (a)
8.00%, 04/15/12	B3		$250	247,500
Charter Communications Holdings II LLC, Sr. Notes
10.25%, 09/15/10	Caa1		250	252,500
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%, 04/30/12	B2		410	408,975
Charter Communications Term B, 144A (c)(g)
8.125%, 04/25/13	B2		500	501,195
CSC Holdings, Inc.,
Sr. Notes
7.625%, 04/01/11	B2		850	855,312
8.125%, 07/15/09	B2		75	76,781
Sr. Notes, 144A (g)
6.75%, 04/15/12	B2		350	338,188
Telenet Communication NV, Sr. Notes (Belgium)
9.00%, 12/15/13	B2	EUR	187	261,217
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08), 144A (Belgium) (a)(l)
11.50%, 06/15/14 (v)	Caa1		655	556,750
UPC Holding BV, Sr. Notes (Netherlands)
7.75%, 01/15/14	B3	EUR	250	301,387

				3,799,805

Metals & Mining — 0.5%
Novelis, Inc., Sr. Notes, 144A (Canada) (c)(l)
8.00%, 02/15/15	B1		$265	256,388
Peabody Energy Corp., Gtd. Notes
6.875%, 03/15/13	Ba2		190	184,775

				441,163

	Moody’s Ratings	Principal Amount (000)		Value

Oil & Gas Exploration/Production — 1.7%
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B1		750	762,187
Hanover Compressor Co., Sr. Notes
9.00%, 06/01/14	B3		300	319,500
Roseton/Danskammer, Pass-Thru Certs.
7.27%, 11/08/10	B2		200	198,500
SemGroup LP, Sr. Notes, 144A
8.75%, 11/15/15	B1		200	201,000

				1,481,187

Oil, Gas & Consumable Fuels — 3.7%
Amerigas Partners, Sr. Notes
7.125%, 05/20/16	B1		740	714,100
Chesapeake Energy Corp.,
Gtd. Notes
7.75%, 01/15/15	Ba2		125	125,937
Sr. Notes
6.375%, 06/15/15	Ba2		875	822,500
Sr. Unsec’d. Notes
7.625%, 07/15/13	Ba2		300	304,875
Encore Acquistion Co., Gtd. Notes
7.25%, 12/01/17	B2		200	194,000
Pogo Producing Co., Sr. Sub Notes, 144A
7.875%, 05/01/13	B2		1,000	1,017,500
Pride International, Inc., Sr. Notes
7.375%, 07/15/14	Ba2		125	126,250

				3,305,162

Packaging — 0.2%
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)
7.875%, 03/01/15	Caa1	EUR	125	158,078
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A (g)
9.00%, 11/30/08	NR		$55	0

				158,078

Paper — 2.6%
Cascades, Inc., Sr. Notes (Canada) (l)
7.25%, 02/15/13	Ba3		160	149,200
Georgia-Pacific Corp., Debs.
7.375%, 12/01/25	B2		340	309,400
7.70%, 06/15/15	B2		350	335,125
Sr. Notes
8.00%, 01/15/24	B2		310	293,725
JSG Funding PLC, Sr. Notes (Ireland) (l)
9.625%, 10/01/12	B3		840	869,400
JSG Holding PLC, Sr. Notes (Ireland)
11.50%, 10/01/15	Caa2	EUR	153	198,649
Norampac, Inc., Sr. Notes (Canada) (l)
6.75%, 06/01/13	B1		$150	137,250

				2,292,749

Paper & Forest Products — 1.1%
Abitibi-Consolidated, Inc., Notes (Canada) (a)(l)
8.55%, 08/01/10	B1		625	602,344
Bowater Canada Finance, Gtd. Notes (Canada) (l)
7.95%, 11/15/11	B1		160	152,000
Smurfit Capital Funding PLC, Debs. (Ireland) (l)
7.50%, 11/20/25	B1		100	91,500
Verso Paper Holdings LLC, Sec. Notes, 144A (g)
9.125%, 08/01/14	B1		150	150,000

				995,844

Personal Services — 0.1%
Corrections Corp. of America, Gtd. Notes
6.75%, 01/31/14	Ba3		130	126,588

Publishing — 0.5%
Dex Media West LLC, Sr. Sub. Notes
9.875%, 08/15/13	B2		150	161,625
Primedia, Inc.,
Gtd. Notes
8.875%, 05/15/11	B2		125	119,063
Sr. Notes
8.00%, 05/15/13	B2		225	197,437

				478,125

Real Estate — 0.2%
Forest City Enterprises, Sr. Unsec’d. Notes
6.50%, 02/01/17	Ba3		150	139,500

Retailers — 0.6%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes
6.75%, 05/01/14	Ba3		350	332,500
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes
8.75%, 06/15/12	B2		200	205,000

				537,500

Semiconductors — 0.4%
Sensata Technologies, Sr. Notes, 144A (Netherlands) (l)
8.00%, 05/01/14	B2		200	192,000
Sensata Technologies, Sr. Sub. Notes, 144A (Netherlands)
9.00%, 05/01/16	Caa1	EUR	125	161,272

				353,272

Services Cyclical - Rental Equipment — 0.7%
Hertz Corp., Sr. Sub. Notes, 144A
8.875%, 01/01/14	B1		$565	589,013

Technology — 0.2%
Sanmina-SCI Corp., Sr. Sub. Notes
8.125%, 03/01/16	B1		175	170,625

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value

Telecommunications — 7.9%
Cincinnati Bell, Inc., Sr. Sub. Notes (a)
8.375%, 01/15/14	B3		$425	$416,500
Citizens Communications Co., Sr. Notes
6.25%, 01/15/13	Ba3		125	119,063
9.00%, 08/15/31	Ba3		210	215,250
Eircom Funding, Gtd. Notes (Ireland) (l)
8.25%, 08/15/13	B2		125	135,000
Hawaiian Telecom Communications, Inc., Gtd. Notes (a)
9.75%, 05/01/13	B3		200	204,000
Nordic Telephone Co. Holdings, Sr. Notes, 144A (Denmark)
8.25%, 05/01/16	B2	EUR	125	166,662
8.875%, 05/01/16(l)	B2		$500	515,000
Nortel Networks Ltd., Gtd. Notes, 144A (Canada) (l)
10.125%, 07/15/13	B3		175	176,094
10.75%, 07/15/16	B3		75	76,594
Qwest Capital Funding, Inc., Gtd. Notes
7.625%, 08/03/21	B3		150	143,250
7.90%, 08/15/10 (a)	B3		250	251,875
Qwest Communications International, Inc., Gtd. Notes
7.25%, 02/15/11	B2		500	491,250
7.50%, 02/15/14	B2		650	637,000
Qwest Corp., Debs.
7.50%, 06/15/23	Ba3		575	553,437
Notes
8.875%, 03/15/12	Ba3		500	538,750
Rogers Wireless, Inc., Sec’d. Notes (Canada) (l)
6.375%, 03/01/14	Ba2		430	412,800
7.50%, 03/15/15	Ba2		800	820,000
Rural Cellular Corp., Sr. Notes
9.875%, 02/01/10	Caa1		350	362,250
Time Warner Telecom Holdings, Inc., Gtd. Notes
9.25%, 02/15/14	B3		550	565,125
Windstream Corp., Sr. Notes, 144A
8.625%, 08/01/16	Ba3		225	234,000

				7,033,900

Telecommunications - Cellular — 2.1%
American Cellular Corp., Sr. Notes
10.00%, 08/01/11	B3		125	130,937
American Tower Corp., Sr. Notes
7.50%, 05/01/12	B1		250	255,000
Nextel Communications, Sr. Notes
7.375%, 08/01/15	Baa2		125	128,059
US Unwired, Inc., Sec’d. Notes
10.00%, 06/15/12	Baa2		250	275,000
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg) (a)(l)
10.75%, 12/01/15	B2		1,000	1,077,500

				1,866,496

Telecommunications - Satellites — 0.1%
PanAmSat Corp., Gtd. Notes
9.00%, 08/15/14	B2		125	127,031

Textiles & Apparel — 1.0%
Quicksilver, Inc., Gtd. Notes (a)
6.875%, 04/15/15	B1		600	555,000
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B2		275	287,375

				842,375

Tobacco — 0.7%
Alliance One International, Inc., Gtd. Notes
11.00%, 05/15/12	B3		250	243,125
Reynolds American, Inc., Sec. Notes, 144A
7.25%, 06/01/13	Ba2		150	151,470
7.625%, 06/01/16	Ba2		100	101,822
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes, 144A
7.25%, 06/01/12	Ba2		125	125,930

				622,347

Transportation — 0.3%
Horizon Lines LLC, Gtd. Notes
9.00%, 11/01/12	B3		300	305,250

Utilities — 0.3%
Edison Mission Energy, Sr. Notes, 144A
7.75%, 06/15/16	B1		250	246,875

Utilities - Distribution — 0.5%
Suburban Propane Partners LP, Sr. Notes
6.875%, 12/15/13	B1		505	478,488

Utilities - Electric — 6.4%
AES Corp., Sec’d. Notes, 144A
8.75%, 05/15/13	Ba3		775	829,250
CMS Energy Corp., Sr. Notes
6.30%, 02/01/12	B1		410	392,575
Dynegy Holdings, Inc., Sr. Unsec’d. Notes, 144A (a)
8.375%, 05/01/16	B2		450	442,125
Midwest Generation LLC, Sec’d. Notes
8.75%, 05/01/34	Ba3		1,290	1,372,237
NRG Energy, Inc., Gtd. Notes
7.25%, 02/01/14	B1		300	293,625
7.375%, 02/01/16	B1		1,255	1,226,763
PSE&G Energy Holdings LLC, Sr. Notes
8.50%, 06/15/11	Ba3		400	421,000
Reliant Energy, Inc.,

	Moody’s Ratings	Principal Amount (000)	Value

Sec’d. Notes
6.75%, 12/15/14	B2	$370	$345,950
9.25%, 07/15/10	B2	250	256,250
Tenaska Alabama Partners LP, Sec’d. Notes, 144A
7.00%, 06/30/21	Ba2	156	153,914

			5,733,689

Utilities - Pipelines — 3.8%
El Paso Corp.,
Notes
7.875%, 06/15/12	B2	750	766,875
Sr. Notes
7.80%, 08/01/31(a)	B2	750	742,500
8.05%, 10/15/30	B2	450	457,875
Southern Natural Gas Co., Notes
8.00%, 03/01/32	Ba2	125	130,881
Williams Cos., Inc., Notes
7.875%, 09/01/21	Ba2	500	507,500
Sr. Notes
7.625%, 07/15/19	Ba2	750	757,500

			3,363,131

Total corporate bonds (Cost $75,081,075)			75,358,891

		Shares	Value

Preferred Stocks — 0.2%
Publishing
Ziff Davis Media, Inc., Series E, 10.00%, PIK (g)(i)		2	360

Retailers — 0.2%
General Nutrition Center, Series A, 12.00%, PIK		125	150,313

Total preferred stocks (Cost $125,751)			150,673

Common Stocks — 0.1%
Chemicals — 0.1%
General Chemicals Industry Products		179	49,907

Packaging
Russell Stanley Holdings, Inc. *(g)		6,000	0

Total common stocks (Cost $577,332)			49,907

		Units	Value

Warrants*
Chemicals
General Chemical Industry Product, Inc., Series A, Expiring 04/30/11		103	0
General Chemical Industry Product, Inc., Series B, Expiring 04/30/11		77	0

			0

Metals
ACP Holding Corp., Expiring 10/07/13 (g)		19,512	33,658

Packaging
Pliant Corp., Expiring 06/01/10, 144A (g)(i)		475	5

Paper
MDP Acquisitions PLC, Expiring 10/01/13 (Ireland), 144A (g)		275	5,603

Publishing
Advanstar Holdings Corp., Expiring 10/15/11 (g)		225	2
Ziff Davis Media, Inc., Expiring 08/12/12 (g)		4,400	44

			46

Total warrants (Cost $239)			39,312

Rights *
Consumer Products - Household & Leisure
Sleepmaster Membership Interests (cost $0)		264	0

Total Long-Term Investments (Cost $75,784,397)			75,598,783

		Principal
		Amount
		(000)	Value

Short-Term Investments — 29.7%
Commercial Paper — 15.9%
Abbey National North America
5.23%, 08/08/06		1,000	998,983
Bank of America
5.26%, 08/01/06		2,500	2,500,000
Danske Corp., 144A (h)
5.375%, 10/26/06 (cost $2,467,899; purchased 07/26/06)		2,500	2,467,899
Dexia Delaware LLC
5.26%, 08/07/06		2,500	2,497,808
HBOs Treasury
5.37%, 10/25/06		1,100	1,086,045
Spintab AB
5.365%, 08/21/06		2,600	2,592,251
UBS Finance
5.265%, 08/07/06		2,000	1,998,245

Total commercial paper (Cost $14,141,239)			14,141,231

		Shares	Value

Affiliated Money Market Mutual Fund — 13.7%
Dryden Core Investment Fund - Taxable Money Market Series (Cost $12,212,460; includes $11,544,790 of cash collateral for securities on loan) (b)(w)		12,212,460	12,212,460

		Principal
		Amount
		(000)	Value

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills (k)(n)
4.805%, 09/14/06		$50	49,709
4.84%, 09/14/06		40	39,767

Total U.S. treasury obligations (Cost $89,470)			89,476

		Number of
		Contracts	Value

OUTSTANDING OPTIONS PURCHASED *
Put Options
Eurodollar Futures, Strike Price $91.75, Expiring 03/19/07		47	294
Eurodollar Futures, Strike Price $92.50, Expiring 12/18/06		21	52

Total outstanding options purchased (Cost $646)			346

Total Short-Term Investments (Cost $26,443,815)			26,443,513

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

Total Investments — 114.5% (Cost $102,228,212) (o)(p)	102,042,296

Liabilities in Excess of Other Assets(u) — (14.5)%	(12,930,201)

Net Assets — 100.0%	$89,112,095

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

PIK	Payment-in-kind
EUR	Euro
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $11,307,463; cash collateral of $11,544,790 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(g)	Indicates a security that has been deemed illiquid.
(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $2,467,899. The aggregate market value of $2,467,899 is approximately 2.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(l)	US$ Denominated Foreign Bonds.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of July 31, 2006, five securities representing $49,912 and 0.06% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(p)

The United States federal income tax basis of the Portfolio’s investments was $102,289,907; accordingly, net unrealized depreciation on investments for federal income tax purposes was $247,611 (gross unrealized appreciation $1,800,884; gross unrealized depreciation $2,048,495). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts at July 31, 2006:

		Expiration	Value at	Value at	Unrealized
Number of Contracts	Type	Month	Trade Date	July 31, 2006	Depreciation

Long Positions:
133	Euro Dollar	Dec 06	$31,476,513	$31,437,875	$(38,638)

Forward foreign currency exchange contracts outstanding at July 31, 2006:

Purchase Contracts

				In
Settlement			Contracts to	Exchange	Value at	Unrealized
Month	Type		Receive	For	July 31, 2006	Appreciation

Aug 06	Buy	EUR	106,000	$134,164	$135,712	$1,548

Sale Contracts
				In
Settlement			Contracts to	Exchange	Value at	Unrealized
Month	Type		Deliver	For	July 31, 2006	Depreciation

Aug 06	Sell	EUR	2,940,000	$3,690,588	$3,764,089	$(73,501)

(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Interest rate swap agreements outstanding at July 31, 2006:

		Notional	Unrealized
	Expiration	Amount	Appreciation
Description	Month	(000)	(Depreciation)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%(1)	Dec 16	$1,000	$10,880

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.0%(1)	Dec 07	7,500	(18,211)

			$(7,331)

Broker/Counterparty:
(1) Lehman Brothers

Credit default swap agreements outstanding at July 31, 2006:

		Notional	Unrealized
	Expiration	Amount	Appreciation
Description	Month	(000)	(Depreciation)

Receive a fixed rate equal to 1.00% and the Portfolio will pay to the counterparty at par in the event of default of ABITIBI SP, 8.55%, due 08/01/10(1)	Sep 06	$100	$(61)

Receive a fixed rate equal to 3.45% and the Portfolio will pay to the counterparty at par in the event of default of Dow Jones CDX IG4 Index(4)	Jun 11	5,000	52,834

Receive a fixed rate equal to 3.45% and the Portfolio will pay to the counterparty at par in the event of default of Dow Jones CDX IG4 Index(5)	Jun 11	3,000	24,455

Receive a fixed rate equal to 3.45% and the Portfolio will pay to the counterparty at par in the event of default of Dow Jones CDX IG4 Index(6)	Jun 11	10,000	105,829

Receive a fixed rate equal to 3.65% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 08/28/12(2)	Dec 06	200	2,063

Receive a fixed rate equal to 0.44% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0%, due 03/31/30(3)	Jun 07	250	223

			$185,343

Broker/Counterparty:
(1) Lehman Brothers
(2) UBS AG
(3) Deutsche Bank
(4) Bank of America
(5) Morgan Stanley Capital Services, Inc.
(6) JPMorgan Chase Bank

Strategic Partners Money Market Fund
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

	Principal Amount (000)	Value

Commercial Paper — 50.8%
Bank of America Corp. (n)
5.28%, 08/08/06	$500	$499,487
Barton Capital Corp., 144A
5.27%, 08/08/06	4,000	3,995,900
Bear Stearns Co., Inc. (n)
5.315%, 08/09/06	4,000	3,995,276
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 144A (n)
5.28%, 08/08/06	1,500	1,498,460
DaimlerChrysler Revolving Auto Conduit LLC (n)
5.34%, 08/21/06	2,000	1,994,066
5.36%, 08/21/06	1,839	1,833,524
DnB NOR Bank ASA (n)
5.30%, 08/01/06	3,100	3,100,000
Falcon Asset Securitization Co., 144A (n)
5.27%, 08/04/06	4,200	4,198,155
Long Lane Master Trust IV, 144A (n)
5.39%, 08/29/06	1,000	995,808
Old Line Funding Corp, 144A (n)
5.37%, 09/05/06	1,500	1,492,169
Park Granada, 144A (n)
5.30%, 08/07/06	2,000	1,998,233
PB Finance Delaware (n)
5.365%, 08/28/06	4,000	3,983,905
Prudential PLC, 144A (n)
5.19%, 09/06/06	4,000	3,979,240
Skandinav Enskilda Bank AB (c)
5.37%, 11/29/06	5,000	4,999,918
Stadshypotek Delaware, 144A (n)
5.31%, 08/08/06	2,000	1,997,935
Swiss RE Financial Product, 144A (n)
5.27%, 08/02/06	3,000	2,999,561
Tulip Funding Corp., 144A (n)
5.32%, 08/01/06	1,000	1,000,000
5.37%, 08/28/06	1,500	1,493,959
5.40%, 10/16/06	2,000	1,977,200

Total Commercial Paper (Cost $48,032,797)		48,032,797

Certificates of Deposit — 17.5%
Australia & New Zealand Bank
4.81%, 01/29/07	2,000	1,999,808
Branch Banking & Trust
5.11%, 08/10/06	5,000	4,999,987
Nordea Bank Finland PLC NY
5.70%, 06/28/07	2,000	2,000,000
Royal Bank of Scotland PLC
4.30%, 09/28/06	1,000	1,000,000
Suntrust Bank
5.316%, 05/01/07	3,000	2,999,964
Wells Fargo & Co.
4.80%, 01/06/07	3,500	3,500,188

Total Certificates of Deposit (Cost $16,499,946)		16,499,946

Corporate Obligations — 31.6%
Bank of America Corp., Notes
7.50%, 09/15/06	3,000	3,011,579
Bank One Corp., Notes, MTN(c)
5.439%, 09/15/06	1,210	1,210,184

	Principal Amount (000)	Value

DnB NOR Bank ASA, 144A
5.375%, 08/24/07	$1,500	$1,499,842
Goldman Sachs Group, Inc., MTN (c)
5.599%, 03/30/07	4,000	4,002,858
HSBC USA, Inc., Sr. Notes, MTN(c)
5.349%, 08/15/07	4,000	4,000,000
Irish Life & Permanent PLC, Notes, MTN, 144A (c)
5.409%, 08/21/07	1,000	1,000,085
JPMorgan Chase & Co., Sr. Notes
5.625%, 08/15/06	3,000	3,001,536
Merrill Lynch & Co., Notes, MTN(c)
5.349%, 08/13/07	4,100	4,100,000
National City Bank, Notes (c)
5.01%, 02/14/07	3,000	3,000,000
Nationwide Building Society, Notes, 144A (c)
5.55%, 07/27/07	3,000	3,001,500
Paccar Financial Corp., Notes, MTN(c)
5.337%, 08/13/07	2,000	2,000,000

Total Corporate Obligations (Cost $29,827,584)		29,827,584

	Shares

Affiliated Money Market Mutual Fund — 0.7%
Dryden Core Investment Fund - Taxable Money Market Series (w) (cost $655,495)	655,495	655,495

Total Investments — 100.6% (Cost $95,015,822) †		95,015,822
Liabilities in Excess of Other Assets — (0.6)%		(544,166)

Net Assets — 100.0%		$94,471,656

The following abbreviations are used in portfolio descriptions:

MTN	Medium Term Note

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the current reporting period, the aggregate cost of such securities was $33,128,047. The aggregate market value of $33,128,047 is approximately 35.1% of net assets. Unless otherwise noted, these securities have been deemed to be liquid under procedures established by the Board of Trustees.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The following is a breakdown of the money market portfolio by industry classification, as of July 31, 2006. Percentages are based on net assets:

Commercial Paper	50.8%
Certificate of Deposit	17.5
Finance	12.8
Commercial Banks	9.0
Banks	4.5
Investment Banker	4.2
Diversified Financial Services	1.1
Affiliated Money Market Mutual Fund	0.7

100.6%
Liabilities in Excess of Other Assets	(0.6)

100.0%

See Notes to Financial Statements.

1

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward rates. Swaps are valued daily at current market value and any unrealized gain or loss included in the net unrealized appreciation or depreciation on investments.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

All securities held by the Strategic Partners Money Market fund are valued at amortized cost. Short-term securities, held by non-money market funds, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, held by non-money market funds, which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 25, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 25, 2006

* Print the name and title of each signing officer under his or her signature.